Item 1. Schedule of Investments:
--------------------------------

Putnam Premier Income Fund

QUARTERLY PORTFOLIO HOLDINGS

10-31-04



Putnam Premier Income Fund
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The fund's portfolio
October 31, 2004 (Unaudited)

Corporate bonds and notes (37.7%) (a)
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Principal amount                                                                                      Value
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Basic Materials (4.2%)
-----------------------------------------------------------------------------------------------------------
       $850,000  Acetex Corp. sr. notes 10 7/8s, 2009
                 (Canada)                                                                          $930,750
      1,085,000  AK Steel Corp. company guaranty 7 7/8s,
                 2009                                                                             1,101,275
        575,000  AK Steel Corp. company guaranty 7 3/4s,
                 2012                                                                               582,188
        260,000  Avecia Group PLC company guaranty 11s,
                 2009 (United Kingdom)                                                              244,400
      1,020,000  BCP Caylux Holdings Luxembourg SCA 144A
                 sr. sub. notes 9 5/8s, 2014 (Luxembourg)                                         1,142,400
        776,000  Boise Cascade, LLC 144A sr. sub. notes 7
                 1/8s, 2014                                                                         809,995
        405,000  Century Aluminum Co. 144A company
                 guaranty 7 1/2s, 2014                                                              429,300
        695,000  Codelco, Inc. 144A sr. notes 4 3/4s,
                 2014 (Chile)                                                                       684,218
      1,035,000  Compass Minerals Group, Inc. company
                 guaranty 10s, 2011                                                               1,161,788
        400,000  Compass Minerals International, Inc. sr.
                 disc. notes stepped-coupon zero % (12s,
                 6/1/08), 2013 (STP)                                                                316,000
      1,070,000  Compass Minerals International, Inc. sr.
                 notes stepped-coupon zero % (12 3/4s,
                 12/15/07), 2012 (STP)                                                              898,800
        738,000  Crystal US Holdings, LLC/US Sub 3 Corp.
                 144A sr. disc. notes stepped-coupon zero %
                 (10s, 10/1/09), 2014 (STP)                                                         466,785
      1,065,000  Dow Chemical Co. (The) notes 5 3/4s,
                 2009                                                                             1,147,333
        265,000  Equistar Chemicals LP notes 8 3/4s, 2009                                           291,500
      2,345,000  Equistar Chemicals LP/Equistar Funding
                 Corp. company guaranty 10 1/8s, 2008                                             2,685,025
        615,000  Georgia-Pacific Corp. bonds 7 3/4s, 2029                                           679,575
      1,340,000  Georgia-Pacific Corp. debs. 7.7s, 2015                                           1,544,350
         60,000  Georgia-Pacific Corp. sr. notes 8s, 2024                                            69,450
          4,000  Georgia-Pacific Corp. sr. notes 7 3/8s,
                 2008                                                                                 4,400
        950,000  Gerdau Ameristeel Corp. sr. notes 10
                 3/8s, 2011 (Canada)                                                              1,097,250
      1,385,000  Hercules, Inc. company guaranty 11 1/8s,
                 2007                                                                             1,675,850
        280,000  Huntsman Advanced Materials, LLC 144A
                 sec. FRN 11.86s, 2008                                                              299,600
        330,000  Huntsman Advanced Materials, LLC 144A
                 sec. notes 11s, 2010                                                               381,150
      1,099,000  Huntsman Co., LLC sr. disc. notes zero %,
                 2008                                                                               703,360
        731,000  Huntsman ICI Chemicals, Inc. company
                 guaranty 10 1/8s, 2009                                                             768,464
      2,190,000  Huntsman ICI Holdings sr. disc. notes
                 zero %, 2009                                                                     1,188,075
EUR     554,000  Huntsman International, LLC sr. sub.
                 notes Ser. EXCH, 10 1/8s, 2009                                                     739,864
       $555,000  Huntsman, LLC company guaranty 11 5/8s,
                 2010                                                                               654,206
        415,000  Huntsman, LLC 144A company guaranty 11
                 1/2s, 2012                                                                         466,875
        325,000  Innophos, Inc. 144A sr. sub. notes 8
                 7/8s, 2014                                                                         350,188
        180,000  International Steel Group, Inc. sr.
                 notes 6 1/2s, 2014                                                                 192,600
      1,910,000  ISP Chemco, Inc. company guaranty Ser.
                 B, 10 1/4s, 2011                                                                 2,124,875
         55,000  Jefferson Smurfit Corp. company guaranty
                 7 1/2s, 2013                                                                        59,950
        310,000  Jefferson Smurfit Corp. company guaranty
                 company guaranty 8 1/4s, 2012                                                      344,100
         80,000  Kaiser Aluminum & Chemical Corp. sr.
                 notes Ser. B, 10 7/8s, 2006 (In default)
                 (NON)                                                                               74,800
        100,000  Lyondell Chemical Co. bonds 11 1/8s,
                 2012                                                                               117,875
        980,000  Lyondell Chemical Co. company guaranty 9
                 1/2s, 2008                                                                       1,068,200
        895,000  Lyondell Chemical Co. notes Ser. A, 9
                 5/8s, 2007                                                                         982,263
        125,000  MDP Acquisitions PLC sr. notes 9 5/8s,
                 2012 (Ireland)                                                                     142,500
EUR     610,000  MDP Acquisitions PLC sr. notes Ser. EUR,
                 10 1/8s, 2012 (Ireland)                                                            877,109
       $535,181  MDP Acquisitions PLC sub. notes 15 1/2s,
                 2013 (Ireland) (PIK)                                                               623,486
      1,600,000  Millennium America, Inc. company
                 guaranty 9 1/4s, 2008                                                            1,784,000
EUR     100,000  Nalco Co. sr. notes 7 3/4s, 2011                                                   136,475
EUR     100,000  Nalco Co. sr. sub. notes 9s, 2013                                                  134,885
     $1,490,000  Nalco Co. sr. sub. notes 8 7/8s, 2013                                            1,633,413
        795,000  Norske Skog Canada, Ltd. sr. notes 7
                 3/8s, 2014 (Canada)                                                                826,800
        609,379  PCI Chemicals Canada sec. sr. notes 10s,
                 2008 (Canada)                                                                      627,660
        192,965  Pioneer Companies, Inc. sec. FRN 5.086s,
                 2006                                                                               193,930
        180,000  Resolution Performance Products, LLC sr.
                 notes 9 1/2s, 2010                                                                 187,650
EUR     620,000  SGL Carbon SA 144A sr. notes 8 1/2s,
                 2012 (Luxembourg)                                                                  839,047
       $965,000  Steel Dynamics, Inc. company guaranty 9
                 1/2s, 2009                                                                       1,066,325
        207,976  Sterling Chemicals, Inc. sec. notes 10s,
                 2007 (PIK)                                                                         203,816
        710,000  Stone Container Corp. sr. notes 9 3/4s,
                 2011                                                                               796,975
        345,000  Stone Container Corp. sr. notes 8 3/8s,
                 2012                                                                               381,225
        210,000  Stone Container Finance 144A company
                 guaranty 7 3/8s, 2014 (Canada)                                                     224,175
      1,225,000  Ucar Finance, Inc. company guaranty 10
                 1/4s, 2012                                                                       1,396,500
        550,000  United Agri Products 144A sr. notes 8
                 1/4s, 2011                                                                         594,000
        706,000  United States Steel Corp. sr. notes 9
                 3/4s, 2010                                                                         808,370
         77,422  Wheeling-Pittsburgh Steel Corp. sr.
                 notes 6s, 2010                                                                      56,518
        150,487  Wheeling-Pittsburgh Steel Corp. sr.
                 notes 5s, 2011                                                                     109,856
        260,000  WHX Corp. sr. notes 10 1/2s, 2005                                                  241,800
                                                                                              -------------
                                                                                                 42,365,592

Capital Goods (2.9%)
-----------------------------------------------------------------------------------------------------------
        698,000  AEP Industries, Inc. sr. sub. notes 9
                 7/8s, 2007                                                                         711,088
      1,340,093  Air2 US 144A sinking fund Ser. D,
                 12.266s, 2020 (In default) (NON)                                                        13
      1,670,000  Allied Waste North America, Inc. company
                 guaranty Ser. B, 8 1/2s, 2008                                                    1,753,500
        242,000  Allied Waste North America, Inc. sec.
                 notes 6 1/2s, 2010                                                                 232,925
        439,000  Amsted Industries, Inc. 144A sr. notes
                 10 1/4s, 2011                                                                      482,900
        775,000  Argo-Tech Corp. 144A sr. notes 9 1/4s,
                 2011                                                                               844,750
        840,000  BE Aerospace, Inc. sr. sub. notes 9
                 1/2s, 2008                                                                         866,603
        660,000  BE Aerospace, Inc. sr. sub. notes Ser.
                 B, 8s, 2008                                                                        666,600
        190,000  Berry Plastics Corp. company guaranty 10
                 3/4s, 2012                                                                         218,500
        651,000  Blount, Inc. sr. sub. notes 8 7/8s, 2012                                           708,776
        970,000  Browning-Ferris Industries, Inc. debs.
                 7.4s, 2035                                                                         834,200
      1,152,000  Browning-Ferris Industries, Inc. sr.
                 notes 6 3/8s, 2008                                                               1,137,600
EUR     151,000  Crown Euro Holdings SA 144A notes 6
                 1/4s, 2011 (France)                                                                195,322
EUR     115,000  Crown Holdings SA bonds 10 1/4s, 2011
                 (France)                                                                           166,746
     $1,240,000  Crown Holdings SA notes 10 7/8s, 2013
                 (France)                                                                         1,472,500
        387,000  Crown Holdings SA notes 9 1/2s, 2011
                 (France)                                                                           441,180
      2,596,000  Decrane Aircraft Holdings Co. company
                 guaranty zero %, 2008                                                              986,480
        985,000  Earle M. Jorgensen Co. sec. notes 9
                 3/4s, 2012                                                                       1,090,888
        840,000  FIMEP SA sr. notes 10 1/2s, 2013
                 (France)                                                                           982,800
EUR     500,000  Flender Holdings 144A sr. notes 11s,
                 2010 (Germany)                                                                     750,103
       $770,000  Flowserve Corp. company guaranty 12
                 1/4s, 2010                                                                         864,325
        915,000  Hexcel Corp. sr. sub. notes 9 3/4s, 2009                                           960,750
      1,370,000  Invensys, PLC notes 9 7/8s, 2011 (United
                 Kingdom)                                                                         1,431,650
        710,000  K&F Industries, Inc. sr. sub. notes Ser.
                 B, 9 5/8s, 2010                                                                    823,600
      1,025,000  Legrand SA debs. 8 1/2s, 2025 (France)                                           1,176,188
        120,000  Manitowoc Co., Inc. (The) company
                 guaranty 10 1/2s, 2012                                                             138,450
EUR     240,000  Manitowoc Co., Inc. (The) company
                 guaranty 10 3/8s, 2011                                                             340,360
       $305,000  Manitowoc Co., Inc. (The) sr. notes 7
                 1/8s, 2013                                                                         327,113
        305,000  Mueller Group, Inc. sec. FRN 5.89s, 2011                                           314,150
        370,000  Mueller Group, Inc. sr. sub. notes 10s,
                 2012                                                                               399,600
        775,000  Owens-Brockway Glass company guaranty 8
                 1/4s, 2013                                                                         852,500
        725,000  Owens-Brockway Glass company guaranty 7
                 3/4s, 2011                                                                         788,438
      1,345,000  Owens-Brockway Glass sr. sec. notes 8
                 3/4s, 2012                                                                       1,516,488
        405,000  Pliant Corp. sec. notes 11 1/8s, 2009                                              435,375
        363,000  Ploypore, Inc. 144A sr. sub. notes 8
                 3/4s, 2012                                                                         379,335
      1,650,000  Sequa Corp. sr. notes 9s, 2009                                                   1,839,750
        325,000  Siebe PLC 144A sr. unsub. 6 1/2s, 2010
                 (United Kingdom)                                                                   301,438
        255,000  Solo Cup Co. sr. sub. notes 8 1/2s, 2014                                           250,538
        114,000  Tekni-Plex, Inc. company guaranty Ser.
                 B, 12 3/4s, 2010                                                                    86,070
        640,000  Tekni-Plex, Inc. 144A sr. sec. notes 8
                 3/4s, 2013                                                                         610,400
        265,000  Terex Corp. company guaranty 9 1/4s,
                 2011                                                                               296,800
        995,000  Terex Corp. company guaranty Ser. B, 10
                 3/8s, 2011                                                                       1,124,350
                                                                                              -------------
                                                                                                 29,801,142

Communication Services (3.1%)
-----------------------------------------------------------------------------------------------------------
        469,000  Alamosa Delaware, Inc. company guaranty
                 11s, 2010                                                                          544,040
        371,000  Alamosa Delaware, Inc. company guaranty
                 stepped-coupon zero % (12s, 7/31/05),
                 2009 (STP)                                                                         395,115
        440,000  Alamosa Delaware, Inc. sr. notes 8 1/2s,
                 2012                                                                               466,400
        270,000  American Cellular Corp. company guaranty
                 9 1/2s, 2009                                                                       225,450
        515,000  American Tower Corp. sr. notes 7 1/2s,
                 2012                                                                               538,175
      1,040,000  American Towers, Inc. company guaranty 7
                 1/4s, 2011                                                                       1,105,000
        770,000  Asia Global Crossing, Ltd. sr. notes 13
                 3/8s, 2010 (Bermuda) (In default) (NON)                                             61,600
      1,065,000  Centennial Cellular Operating Co.
                 company guaranty 10 1/8s, 2013                                                   1,155,525
        205,000  Cincinnati Bell Telephone Co. company
                 guaranty 6.3s, 2028                                                                179,375
         58,000  Cincinnati Bell, Inc. company guaranty 7
                 1/4s, 2013                                                                          58,145
      1,145,000  Cincinnati Bell, Inc. sr. sub. notes 8
                 3/8s, 2014                                                                       1,093,475
        565,000  Cincinnati Bell, Inc. sr. sub. notes 7
                 1/4s, 2023                                                                         519,800
      1,475,000  Citizens Communications Co. notes 9
                 1/4s, 2011                                                                       1,696,250
        441,450  Colo.com, Inc. 144A sr. notes 13 7/8s,
                 2010 (In default) (NON)                                                                 44
      1,060,000  Crown Castle International Corp. sr.
                 notes 9 3/8s, 2011                                                               1,203,100
        365,000  Eircom Funding notes 8 1/4s, 2013
                 (Ireland)                                                                          406,063
        540,000  Fairpoint Communications, Inc. sr. sub.
                 notes 12 1/2s, 2010                                                                577,800
        337,135  Firstworld Communication Corp. sr. disc.
                 notes zero %, 2008 (In default) (NON)                                                   34
        300,220  Globix Corp. company guaranty 11s, 2008
                 (PIK)                                                                              273,200
      1,200,000  Inmarsat Finance PLC company guaranty 7
                 5/8s, 2012 (United Kingdom)                                                      1,212,000
        420,000  iPCS, Inc. 144A sr. notes 11 1/2s, 2012                                            457,800
        780,000  Level 3 Financing, Inc. 144A sr. notes
                 10 3/4s, 2011                                                                      670,800
      1,005,000  Madison River Capital Corp. sr. notes 13
                 1/4s, 2010                                                                       1,070,325
      1,458,000  MCI, Inc. sr. notes 7.735s, 2014                                                 1,405,148
        358,000  MCI, Inc. sr. notes 6.688s, 2009                                                   353,078
          1,000  MCI, Inc. sr. notes 5.908s, 2007                                                       998
      2,080,000  Nextel Communications, Inc. sr. notes 7
                 3/8s, 2015                                                                       2,308,800
      2,150,000  Nextel Communications, Inc. sr. notes
                 5.95s, 2014                                                                      2,198,375
         58,000  Nextel Partners, Inc. sr. notes 12 1/2s,
                 2009                                                                                66,845
      1,765,000  Nextel Partners, Inc. sr. notes 8 1/8s,
                 2011                                                                             1,932,675
      1,300,000  Qwest Communications International, Inc.
                 144A sr. notes 7 1/2s, 2014                                                      1,254,500
      3,360,000  Qwest Corp. 144A notes 9 1/8s, 2012                                              3,788,400
        505,000  Qwest Services Corp. 144A notes 14 1/2s,
                 2014                                                                               626,200
        240,000  Rogers Cantel, Ltd. debs. 9 3/4s, 2016
                 (Canada)                                                                           276,000
        380,000  Rogers Wireless, Inc. sec. notes 9 5/8s,
                 2011 (Canada)                                                                      433,200
        420,000  Rural Cellular Corp. sr. sub. notes 9
                 3/4s, 2010                                                                         361,200
        445,000  SBA Telecommunications Inc./SBA
                 Communication Corp. sr. disc. notes
                 stepped-coupon zero % (9 3/4s,
                 12/15/07), 2011 (STP)                                                              374,913
        935,000  TSI Telecommunication Services, Inc.
                 company guaranty Ser. B, 12 3/4s, 2009                                           1,047,200
        510,000  UbiquiTel Operating Co. sr. notes 9
                 7/8s, 2011                                                                         552,075
        336,000  UbiquiTel Operating Co. 144A sr. notes 9
                 7/8s, 2011                                                                         363,720
        765,000  Western Wireless Corp. sr. notes 9 1/4s,
                 2013                                                                               814,725
                                                                                              -------------
                                                                                                 32,067,568

Consumer Cyclicals (8.5%)
-----------------------------------------------------------------------------------------------------------
        316,000  Advertising Direct 144A sr. notes 9
                 1/4s, 2012 (Canada)                                                                329,825
        395,000  Ameristar Casinos, Inc. company guaranty
                 10 3/4s, 2009                                                                      450,300
        915,000  Argosy Gaming Co. sr. sub. notes 7s,
                 2014                                                                               974,475
        640,000  Asbury Automotive Group, Inc. sr. sub.
                 notes 8s, 2014                                                                     624,000
      1,230,000  Autonation, Inc. company guaranty 9s,
                 2008                                                                             1,414,500
        210,000  Beazer Homes USA, Inc. company guaranty
                 8 3/8s, 2012                                                                       231,525
        820,000  Boyd Gaming Corp. sr. sub. notes 8 3/4s,
                 2012                                                                               922,500
        230,000  Boyd Gaming Corp. sr. sub. notes 7 3/4s,
                 2012                                                                               253,575
        190,000  Boyd Gaming Corp. sr. sub. notes 6 3/4s,
                 2014                                                                               199,263
        450,000  Building Materials Corp. company
                 guaranty 8s, 2008                                                                  460,125
        500,000  Chumash Casino & Resort Enterprise 144A
                 sr. notes 9s, 2010                                                                 560,000
      1,655,000  Coinmach Corp. sr. notes 9s, 2010                                                1,712,925
        635,000  Collins & Aikman Products company
                 guaranty 10 3/4s, 2011                                                             635,000
        145,000  D.R. Horton, Inc. company guaranty 8s,
                 2009                                                                               163,488
        880,000  D.R. Horton, Inc. sr. notes 7 7/8s, 2011                                         1,003,200
        220,000  D.R. Horton, Inc. sr. notes 6 7/8s, 2013                                           237,050
        600,000  D.R. Horton, Inc. sr. notes 5 7/8s, 2013                                           601,500
        220,000  Dana Corp. notes 10 1/8s, 2010                                                     248,050
        785,000  Dana Corp. notes 9s, 2011                                                          932,188
        135,000  Dana Corp. notes 7s, 2029                                                          132,300
        405,000  Dana Corp. notes 6 1/2s, 2009                                                      426,263
        780,000  Dayton Superior Corp. sec. notes 10
                 3/4s, 2008                                                                         830,700
        295,000  Delco Remy International, Inc. company
                 guaranty 11s, 2009                                                                 309,750
        740,000  Delco Remy International, Inc. sr. sub.
                 notes 9 3/8s, 2012                                                                 734,450
        661,675  Derby Cycle Corp. (The) sr. notes 10s,
                 2008 (In default) (NON)                                                                 66
DEM   1,700,694  Derby Cycle Corp. (The) sr. notes 9
                 3/8s, 2008 (In default) (NON)                                                          111
     $1,545,000  Dex Media West, LLC/Dex Media Finance
                 Co. sr. notes Ser. B, 8 1/2s, 2010                                               1,761,300
        705,000  Dex Media, Inc. disc. notes zero %, 2013                                           535,800
        805,000  Dex Media, Inc. notes 8s, 2013                                                     861,350
        265,000  Dura Operating Corp. company guaranty
                 Ser. B, 8 5/8s, 2012                                                               273,281
         51,000  FelCor Lodging LP company guaranty 10s,
                 2008 (R)                                                                            53,550
        301,000  FelCor Lodging LP company guaranty 9s,
                 2008 (R)                                                                           338,625
        680,000  Finlay Fine Jewelry Corp. sr. notes 8
                 3/8s, 2012                                                                         742,900
        965,000  Gaylord Entertainment Co. sr. notes 8s,
                 2013                                                                             1,039,788
      1,160,000  Goodyear Tire & Rubber Co. (The) notes
                 7.857s, 2011                                                                     1,099,100
        285,000  Goodyear Tire & Rubber Co. (The) notes 6
                 3/8s, 2008                                                                         276,450
        585,000  HMH Properties, Inc. company guaranty
                 Ser. B, 7 7/8s, 2008 (R)                                                           601,088
      1,960,199  Hollinger Participation Trust 144A sr.
                 notes 12 1/8s, 2010 (Canada) (PIK)                                               2,469,851
      1,370,000  Hollywood Park, Inc. company guaranty
                 Ser. B, 9 1/4s, 2007                                                             1,414,525
        389,000  Host Marriott LP sr. notes Ser. E, 8
                 3/8s, 2006 (R)                                                                     410,395
      1,050,000  Host Marriott LP 144A sr. notes 7s, 2012
                 (R)                                                                              1,134,000
        475,000  Houghton Mifflin Co. sr. sub. notes 9
                 7/8s, 2013                                                                         515,375
      1,174,000  Icon Health & Fitness company guaranty
                 11 1/4s, 2012                                                                      974,420
        895,000  IESI Corp. company guaranty 10 1/4s,
                 2012                                                                               966,600
        385,000  Inn of the Mountain Gods sr. notes 12s,
                 2010                                                                               446,600
        725,000  ITT Corp. debs. 7 3/8s, 2015                                                       819,250
        815,000  ITT Corp. notes 6 3/4s, 2005                                                       839,450
      1,370,000  JC Penney Co., Inc. debs. 7.95s, 2017                                            1,585,775
        245,000  JC Penney Co., Inc. debs. 7.65s, 2016                                              278,075
        615,000  JC Penney Co., Inc. debs. 7 1/8s, 2023                                             656,513
         40,000  JC Penney Co., Inc. notes 8s, 2010                                                  45,800
      2,170,000  John Q. Hammons Hotels LP/John Q.
                 Hammons Hotels Finance Corp. III 1st
                 mtge. Ser. B, 8 7/8s, 2012                                                       2,495,500
        728,000  Jostens Holding Corp. sr. disc. notes
                 stepped-coupon zero % (10 1/4s,
                 12/1/08), 2013 (STP)                                                               513,240
      1,602,000  Jostens IH Corp. 144A company guaranty 7
                 5/8s, 2012                                                                       1,658,070
        180,000  K. Hovnanian Enterprises, Inc. company
                 guaranty 10 1/2s, 2007                                                             207,900
        795,000  K. Hovnanian Enterprises, Inc. company
                 guaranty 8 7/8s, 2012                                                              886,425
        540,000  K. Hovnanian Enterprises, Inc. company
                 guaranty 6 3/8s, 2014                                                              546,750
        405,000  K. Hovnanian Enterprises, Inc. sr. notes
                 6 1/2s, 2014                                                                       415,125
        500,000  K2, Inc. 144A sr. notes 7 3/8s, 2014                                               545,000
      1,885,000  Laidlaw International, Inc. sr. notes 10
                 3/4s, 2011                                                                       2,167,750
        780,000  Lamar Media Corp. company guaranty 7
                 1/4s, 2013                                                                         846,300
      1,406,000  Levi Strauss & Co. sr. notes 12 1/4s,
                 2012                                                                             1,451,695
        600,000  Mandalay Resort Group sr. notes 6 3/8s,
                 2011                                                                               624,750
        985,000  MeriStar Hospital Corp. company guaranty
                 9 1/8s, 2011 (R)                                                                 1,049,025
        530,000  MeriStar Hospital Corp. company guaranty
                 9s, 2008 (R)                                                                       556,500
        410,000  Meritage Corp. company guaranty 9 3/4s,
                 2011                                                                               457,150
        275,000  Meritage Corp. sr. notes 7s, 2014                                                  282,219
        560,000  Meritor Automotive, Inc. notes 6.8s,
                 2009                                                                               571,200
        615,000  Metaldyne Corp. 144A sr. notes 10s, 2013                                           587,325
      1,085,000  MGM Mirage, Inc. company guaranty 8
                 1/2s, 2010                                                                       1,247,750
        680,000  MGM Mirage, Inc. company guaranty 6s,
                 2009                                                                               703,800
        250,000  Mirage Resorts, Inc. debs. 7 1/4s, 2017                                            260,000
        165,000  Mohegan Tribal Gaming Authority sr. sub.
                 notes 8s, 2012                                                                     182,325
        430,000  Mohegan Tribal Gaming Authority sr. sub.
                 notes 6 3/8s, 2009                                                                 450,425
        415,000  Owens Corning bonds 7 1/2s, 2018 (In
                 default) (NON)                                                                     203,350
      1,185,000  Owens Corning notes 7 1/2s, 2005 (In
                 default) (NON)                                                                     580,650
        635,000  Oxford Industries, Inc. sr. notes 8
                 7/8s, 2011                                                                         685,800
      1,250,000  Park Place Entertainment Corp. sr. notes
                 7 1/2s, 2009                                                                     1,415,625
        680,000  Park Place Entertainment Corp. sr. notes
                 7s, 2013                                                                           764,150
        545,000  Park Place Entertainment Corp. sr. sub.
                 notes 8 7/8s, 2008                                                                 627,431
          5,000  Park Place Entertainment Corp. sr. sub.
                 notes 8 1/8s, 2011                                                                   5,844
      1,320,000  Penn National Gaming, Inc. sr. sub.
                 notes 8 7/8s, 2010                                                               1,455,300
        310,000  Phillips-Van Heusen Corp. sr. notes 7
                 1/4s, 2011                                                                         324,725
        765,000  Pinnacle Entertainment, Inc. sr. sub.
                 notes 8 3/4s, 2013                                                                 812,813
        360,000  Pinnacle Entertainment, Inc. sr. sub.
                 notes 8 1/4s, 2012                                                                 371,700
      1,515,000  PRIMEDIA, Inc. company guaranty 8 7/8s,
                 2011                                                                             1,579,388
      1,110,000  PRIMEDIA, Inc. 144A sr. notes 8s, 2013                                           1,112,775
        510,000  Reader's Digest Association, Inc. (The)
                 sr. notes 6 1/2s, 2011                                                             529,125
        995,000  Resorts International Hotel and Casino,
                 Inc. company guaranty 11 1/2s, 2009                                              1,146,738
        175,000  RH Donnelley Finance Corp. I company
                 guaranty 8 7/8s, 2010                                                              198,625
      1,290,000  RH Donnelley Finance Corp. I 144A sr.
                 notes 8 7/8s, 2010                                                               1,464,150
        650,000  RH Donnelley Finance Corp. I 144A sr.
                 sub. notes 10 7/8s, 2012                                                           794,625
        920,000  Russell Corp. company guaranty 9 1/4s,
                 2010                                                                               989,000
      1,538,000  Saks, Inc. company guaranty 7s, 2013                                             1,561,070
      1,665,000  Samsonite Corp. sr. sub. notes 8 7/8s,
                 2011                                                                             1,773,225
        530,000  Schuler Homes, Inc. company guaranty 10
                 1/2s, 2011                                                                         609,500
      1,545,000  Sealy Mattress Co. sr. sub. notes 8
                 1/4s, 2014                                                                       1,633,838
        590,000  Standard Pacific Corp. sr. notes 7 3/4s,
                 2013                                                                               643,100
         70,000  Starwood Hotels & Resorts Worldwide,
                 Inc. company guaranty 7 7/8s, 2012                                                  82,075
        535,000  Starwood Hotels & Resorts Worldwide,
                 Inc. company guaranty 7 3/8s, 2007                                                 575,794
        665,000  Station Casinos, Inc. sr. notes 6s, 2012                                           694,925
        715,000  Station Casinos, Inc. sr. sub. notes 6
                 7/8s, 2016                                                                         759,688
        470,000  Technical Olympic USA, Inc. company
                 guaranty 10 3/8s, 2012                                                             528,750
        305,000  Technical Olympic USA, Inc. company
                 guaranty 9s, 2010                                                                  332,450
EUR     185,000  Teksid Aluminum 144A company guaranty 11
                 3/8s, 2011 (Luxembourg)                                                            206,477
     $1,040,000  Tenneco Automotive, Inc. sec. notes Ser.
                 B, 10 1/4s, 2013                                                                 1,211,600
        725,000  THL Buildco, Inc. (Nortek, Inc.) 144A
                 sr. sub. notes 8 1/2s, 2014                                                        768,500
      1,700,000  Trump Atlantic City Associates company
                 guaranty 11 1/4s, 2006                                                           1,491,750
        715,000  United Auto Group, Inc. company guaranty
                 9 5/8s, 2012                                                                       795,438
      1,215,000  Vertis, Inc. company guaranty Ser. B, 10
                 7/8s, 2009                                                                       1,324,350
      1,015,000  Vertis, Inc. 144A sub. notes 13 1/2s,
                 2009                                                                             1,055,600
      1,135,000  WCI Communities, Inc. company guaranty 9
                 1/8s, 2012                                                                       1,262,688
        552,000  William Carter Holdings Co. (The)
                 company guaranty Ser. B, 10 7/8s, 2011                                             632,040
        770,000  WRC Media Corp. sr. sub. notes 12 3/4s,
                 2009                                                                               724,763
         87,000  Yell Finance BV sr. notes 10 3/4s, 2011
                 (Netherlands)                                                                       99,920
                                                                                              -------------
                                                                                                 87,062,569

Consumer Staples (5.1%)
-----------------------------------------------------------------------------------------------------------
        110,000  Adelphia Communications Corp. notes Ser.
                 B, 9 7/8s, 2005 (In default) (NON)                                                  94,050
        560,000  Adelphia Communications Corp. sr. notes
                 10 7/8s, 2010 (In default) (NON)                                                   488,600
         25,000  Adelphia Communications Corp. sr. notes
                 10 1/4s, 2011 (In default) (NON)                                                    22,125
         75,000  Adelphia Communications Corp. sr. notes
                 9 3/8s, 2009 (In default) (NON)                                                     65,625
      1,505,000  Adelphia Communications Corp. sr. notes
                 Ser. B, 7 3/4s, 2009 (In default) (NON)                                          1,260,438
        765,000  Affinity Group, Inc. sr. sub. notes 9s,
                 2012                                                                               818,550
        915,000  AMC Entertainment, Inc. sr. sub. notes 9
                 7/8s, 2012                                                                         979,050
        770,000  AMC Entertainment, Inc. 144A sr. sub.
                 notes 8s, 2014                                                                     739,200
        266,296  Archibald Candy Corp. company guaranty
                 10s, 2007 (In default) (NON)(PIK)                                                  106,518
        890,000  Armkel, LLC/Armkel Finance sr. sub.
                 notes 9 1/2s, 2009                                                                 968,988
        365,000  ASG Consolidated LLC/ASG Finance, Inc.
                 144A sr. disc. notes stepped-coupon zero %
                 (11 1/2s, 11/1/08), 2011                                                           232,688
        790,000  Brand Services, Inc. company guaranty
                 12s, 2012                                                                          884,800
        700,000  Capital Records, Inc. 144A company
                 guaranty 8 3/8s, 2009                                                              780,500
        360,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. disc. notes
                 stepped-coupon zero % (12 1/8s,
                 1/15/07), 2012 (STP)                                                               211,500
        735,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. disc. notes
                 stepped-coupon zero % (11 3/4s,
                 5/15/06), 2011 (STP)                                                               474,075
        980,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. notes 11 1/8s,
                 2011                                                                               818,300
      1,195,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. notes 10 3/4s,
                 2009                                                                             1,009,775
        585,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. notes 10 1/4s,
                 2010                                                                               479,700
      2,310,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. notes 10s, 2011                                            1,848,000
        265,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. notes 8 5/8s, 2009                                           213,325
        910,000  Cinemark USA, Inc. sr. sub. notes 9s,
                 2013                                                                             1,028,300
      1,385,000  Cinemark, Inc. sr. disc. notes
                 stepped-coupon zero % (9 3/4s, 3/15/07),
                 2014 (STP)                                                                         979,888
        420,000  Constellation Brands, Inc. company
                 guaranty Ser. B, 8s, 2008                                                          460,950
        595,000  Constellation Brands, Inc. sr. sub.
                 notes Ser. B, 8 1/8s, 2012                                                         651,525
        600,000  CSC Holdings, Inc. debs. 7 5/8s, 2018                                              638,250
        515,000  CSC Holdings, Inc. sr. notes Ser. B, 7
                 5/8s, 2011                                                                         560,063
      1,460,000  CSC Holdings, Inc. 144A sr. notes 6
                 3/4s, 2012                                                                       1,511,100
        907,000  Dean Foods Co. sr. notes 6 5/8s, 2009                                              954,618
        310,000  Del Monte Corp. company guaranty Ser. B,
                 9 1/4s, 2011                                                                       342,550
        780,000  Del Monte Corp. sr. sub. notes 8 5/8s,
                 2012                                                                               879,450
      3,586,000  Diva Systems Corp. sr. disc. notes Ser.
                 B, 12 5/8s, 2008 (In default) (NON)                                                 15,689
      1,150,000  Doane Pet Care Co. sr. sub. debs. 9
                 3/4s, 2007                                                                       1,144,250
        365,000  Dole Food Co. sr. notes 8 7/8s, 2011                                               404,238
        275,000  Dole Food Co. sr. notes 8 5/8s, 2009                                               304,563
        678,000  Domino's, Inc. sr. sub. notes 8 1/4s,
                 2011                                                                               742,410
      1,038,000  Echostar DBS Corp. sr. notes 6 3/8s,
                 2011                                                                             1,075,628
        991,000  Echostar DBS Corp. 144A company guaranty
                 6 5/8s, 2014                                                                     1,005,865
        452,000  Elizabeth Arden, Inc. company guaranty 7
                 3/4s, 2014                                                                         481,945
      1,660,000  Granite Broadcasting Corp. sec. notes 9
                 3/4s, 2010                                                                       1,531,350
        500,000  Jean Coutu Group, Inc. 144A sr. notes 7
                 5/8s, 2012 (Canada)                                                                528,750
      1,005,000  Jean Coutu Group, Inc. 144A sr. sub.
                 notes 8 1/2s, 2014 (Canada)                                                      1,025,100
      1,515,000  Kabel Deutsheland GmbH 144A sr. notes 10
                 5/8s, 2014 (Germany)                                                             1,696,800
         59,690  Knology, Inc. 144A sr. notes 12s, 2009
                 (PIK)                                                                               57,302
        272,000  Land O'Lakes, Inc. sr. notes 8 3/4s,
                 2011                                                                               252,280
      1,270,000  News America Holdings, Inc. company
                 guaranty 9 1/4s, 2013                                                            1,643,512
        515,000  North Atlantic Trading Co. sr. notes 9
                 1/4s, 2012                                                                         499,550
      1,170,000  Pinnacle Foods Holding Corp. 144A sr.
                 sub. notes 8 1/4s, 2013                                                          1,105,650
        204,000  Pinnacle Foods Holding Corp. 144A sr.
                 sub. notes 8 1/4s, 2013                                                            192,780
      1,165,000  Playtex Products, Inc. company guaranty
                 9 3/8s, 2011                                                                     1,226,163
      1,075,000  Playtex Products, Inc. sec. notes 8s,
                 2011                                                                             1,174,438
      1,050,000  Prestige Brands, Inc. 144A sr. sub.
                 notes 9 1/4s, 2012                                                               1,060,500
         45,000  Quebecor Media, Inc. sr. disc. notes
                 stepped-coupon zero % (13 3/4s,
                 7/15/06), 2011 (Canada) (STP)                                                       43,650
        800,000  Quebecor Media, Inc. sr. notes 11 1/8s,
                 2011 (Canada)                                                                      926,000
      1,010,000  Rainbow National Services, LLC 144A sr.
                 notes 8 3/4s, 2012                                                               1,080,700
      1,030,000  Remington Arms Co., Inc. company
                 guaranty 10 1/2s, 2011                                                             911,550
        780,000  Rite Aid Corp. company guaranty 9 1/2s,
                 2011                                                                               863,850
         50,000  Rite Aid Corp. debs. 6 7/8s, 2013                                                   44,750
        105,000  Rite Aid Corp. notes 7 1/8s, 2007                                                  106,050
        525,000  Rite Aid Corp. sec. notes 8 1/8s, 2010                                             560,438
        710,000  Rite Aid Corp. sr. notes 9 1/4s, 2013                                              740,175
         55,000  Rite Aid Corp. 144A notes 6s, 2005                                                  55,550
      1,220,000  Sbarro, Inc. company guaranty 11s, 2009                                          1,157,475
        355,000  Scotts Co. (The) sr. sub. notes 6 5/8s,
                 2013                                                                               374,525
      1,350,000  Six Flags, Inc. sr. notes 9 5/8s, 2014                                           1,289,250
      1,037,000  Six Flags, Inc. sr. notes 8 7/8s, 2010                                           1,000,705
        523,000  United Rentals (North America), Inc.
                 company guaranty 6 1/2s, 2012                                                      517,770
        405,000  Videotron Ltee company guaranty 6 7/8s,
                 2014 (Canada)                                                                      425,250
      1,070,000  Vivendi Universal SA sr. notes 6 1/4s,
                 2008 (France)                                                                    1,163,625
      1,010,000  Williams Scotsman, Inc. company guaranty
                 9 7/8s, 2007                                                                       969,600
      1,068,000  Young Broadcasting, Inc. company
                 guaranty 10s, 2011                                                               1,121,400
        510,000  Young Broadcasting, Inc. sr. sub. notes
                 8 3/4s, 2014                                                                       494,700
                                                                                              -------------
                                                                                                 51,518,277

Energy (3.9%)
-----------------------------------------------------------------------------------------------------------
      1,390,000  Arch Western Finance, LLC sr. notes 6
                 3/4s, 2013                                                                       1,476,875
        483,000  Arch Western Finance, LLC 144A sr. notes
                 6 3/4s, 2013                                                                       513,188
        300,000  Belden & Blake Corp. 144A sec. notes 8
                 3/4s, 2012                                                                         324,000
        677,000  Bluewater Finance, Ltd. company guaranty
                 10 1/4s, 2012 (Cayman Islands)                                                     748,085
        890,000  BRL Universal Equipment sec. notes 8
                 7/8s, 2008                                                                         938,950
        795,000  CHC Helicopter Corp. sr. sub. notes 7
                 3/8s, 2014 (Canada)                                                                846,675
        475,000  Chesapeake Energy Corp. company guaranty
                 9s, 2012                                                                           546,844
        371,000  Chesapeake Energy Corp. company guaranty
                 7 3/4s, 2015                                                                       411,810
      1,365,000  Chesapeake Energy Corp. sr. notes 7
                 1/2s, 2013                                                                       1,521,975
        400,000  Chesapeake Energy Corp. sr. notes 7s,
                 2014                                                                               434,000
        720,000  Comstock Resources, Inc. sr. notes 6
                 7/8s, 2012                                                                         745,200
        975,000  Dresser, Inc. company guaranty 9 3/8s,
                 2011                                                                             1,087,125
        755,000  Encore Acquisition Co. company guaranty
                 8 3/8s, 2012                                                                       838,050
        360,000  Encore Acquisition Co. sr. sub. notes 6
                 1/4s, 2014                                                                         369,000
      1,020,000  Exco Resources, Inc. company guaranty 7
                 1/4s, 2011                                                                       1,104,150
        480,000  Forest Oil Corp. company guaranty 7
                 3/4s, 2014                                                                         526,800
        770,000  Forest Oil Corp. sr. notes 8s, 2011                                                877,800
        275,000  Forest Oil Corp. sr. notes 8s, 2008                                                304,563
        555,000  Hanover Compressor Co. sr. notes 9s,
                 2014                                                                               618,825
        495,000  Hanover Compressor Co. sr. notes 8 5/8s,
                 2010                                                                               544,500
        745,000  Hanover Compressor Co. sub. notes zero %,
                 2007                                                                               633,250
        495,000  Hanover Equipment Trust sec. notes Ser.
                 B, 8 3/4s, 2011                                                                    546,975
        584,000  Harvest Operations Corp. 144A sr. notes
                 7 7/8s, 2011 (Canada)                                                              605,170
        670,000  Hornbeck Offshore Services, Inc. sr.
                 notes 10 5/8s, 2008                                                                738,675
        515,000  KCS Energy, Inc. sr. notes 7 1/8s, 2012                                            538,175
        646,000  Key Energy Services, Inc. sr. notes 6
                 3/8s, 2013                                                                         663,765
      1,081,000  Massey Energy Co. sr. notes 6 5/8s, 2010                                         1,126,943
        980,000  Newfield Exploration Co. sr. notes 7
                 5/8s, 2011                                                                       1,120,875
        505,000  Newfield Exploration Co. 144A sr. sub.
                 notes 6 5/8s, 2014                                                                 541,613
        655,000  Offshore Logistics, Inc. company
                 guaranty 6 1/8s, 2013                                                              677,925
        804,693  Oslo Seismic Services, Inc. 1st mtge.
                 8.28s, 2011                                                                        865,426
        505,000  Pacific Energy Partners/Pacific Energy
                 Finance Corp. 144A sr. notes 7 1/8s,
                 2014                                                                               547,925
        316,000  Parker Drilling Co. company guaranty
                 Ser. B, 10 1/8s, 2009                                                              334,960
      1,065,000  Peabody Energy Corp. sr. notes 5 7/8s,
                 2016                                                                             1,065,000
        880,000  Pemex Project Funding Master Trust
                 company guaranty 8 5/8s, 2022                                                    1,009,800
        795,000  Petro Geo-Services notes 10s, 2010
                 (Norway)                                                                           906,300
      1,626,000  Petroleos Mexicanos company guaranty 9
                 1/2s, 2027 (Mexico)                                                              1,991,850
      1,410,000  Petronas Capital, Ltd. company guaranty
                 7 7/8s, 2022 (Malaysia)                                                          1,725,558
        315,000  Petronas Capital, Ltd. company guaranty
                 7s, 2012 (Malaysia)                                                                361,463
        350,000  Petronas Capital, Ltd. 144A company
                 guaranty 7 7/8s, 2022 (Malaysia)                                                   428,330
        800,000  Plains Exploration & Production Co.
                 company guaranty Ser. B, 8 3/4s, 2012                                              904,000
        595,000  Plains Exploration & Production Co. sr.
                 notes 7 1/8s, 2014                                                                 660,450
        420,000  Plains Exploration & Production Co. sr.
                 sub. notes 8 3/4s, 2012                                                            474,600
        920,000  Pogo Producing Co. sr. sub. notes Ser.
                 B, 8 1/4s, 2011                                                                  1,014,300
      1,166,000  Pride International, Inc. 144A sr. notes
                 7 3/8s, 2014                                                                     1,311,750
        830,000  Seabulk International, Inc. company
                 guaranty 9 1/2s, 2013                                                              883,950
        420,000  Seven Seas Petroleum, Inc. sr. notes
                 Ser. B, 12 1/2s, 2005 (In default) (NON)                                                 4
      1,041,000  Star Gas Partners LP/Star Gas Finance
                 Co. sr. notes 10 1/4s, 2013                                                      1,001,963
        518,702  Star Gas Propane 1st Mtge. 8.04s, 2009                                             565,385
        205,000  Universal Compression, Inc. sr. notes 7
                 1/4s, 2010                                                                         219,350
        900,000  Vintage Petroleum, Inc. sr. notes 8
                 1/4s, 2012                                                                       1,008,000
        205,000  Vintage Petroleum, Inc. sr. sub. notes 7
                 7/8s, 2011                                                                         221,400
                                                                                              -------------
                                                                                                 39,473,545

Financial (1.1%)
-----------------------------------------------------------------------------------------------------------
      2,725,000  China Development Bank notes 4 3/4s,
                 2014                                                                             2,693,663
        435,000  Crescent Real Estate Equities LP notes 7
                 1/2s, 2007 (R)                                                                     449,138
      1,075,000  Crescent Real Estate Equities LP sr.
                 notes 9 1/4s, 2009 (R)                                                           1,163,688
      1,390,000  E*Trade Finance Corp. 144A sr. notes 8s,
                 2011                                                                             1,466,450
      1,929,620  Finova Group, Inc. notes 7 1/2s, 2009                                              877,977
        792,000  iStar Financial, Inc. sr. notes 8 3/4s,
                 2008 (R)                                                                           912,808
        180,000  iStar Financial, Inc. sr. notes 7s, 2008
                 (R)                                                                                195,763
        595,000  iStar Financial, Inc. sr. notes 6s, 2010
                 (R)                                                                                630,365
      2,360,000  VTB Bank (VTB Capital) 144A notes 7
                 1/2s, 2011 (Luxembourg)                                                          2,442,600
        760,000  Western Financial Bank sub. debs. 9
                 5/8s, 2012                                                                         866,400
                                                                                              -------------
                                                                                                 11,698,852

Health Care (3.0%)
-----------------------------------------------------------------------------------------------------------
        505,000  Alderwoods Group, Inc. 144A sr. notes 7
                 3/4s, 2012                                                                         545,400
        805,000  AmerisourceBergen Corp. company guaranty
                 7 1/4s, 2012                                                                       873,425
        780,000  AmerisourceBergen Corp. sr. notes 8
                 1/8s, 2008                                                                         856,050
      1,375,000  Ardent Health Services, Inc. sr. sub.
                 notes 10s, 2013                                                                  1,405,938
        470,000  Extendicare Health Services, Inc.
                 company guaranty 9 1/2s, 2010                                                      528,750
        745,000  Extendicare Health Services, Inc. sr.
                 sub. notes 6 7/8s, 2014                                                            765,488
        920,000  HCA, Inc. debs. 7.19s, 2015                                                        967,190
        350,000  HCA, Inc. notes 8.36s, 2024                                                        376,400
        750,000  HCA, Inc. notes 7.69s, 2025                                                        757,658
      1,385,000  HCA, Inc. notes 7s, 2007                                                         1,467,115
        768,000  HCA, Inc. notes 5 3/4s, 2014                                                       744,714
      1,365,000  Healthsouth Corp. notes 7 5/8s, 2012                                             1,324,050
        705,000  Healthsouth Corp. sr. notes 8 1/2s, 2008                                           719,100
        340,000  Healthsouth Corp. sr. notes 8 3/8s, 2011                                           338,300
        290,000  Healthsouth Corp. sr. notes 7s, 2008                                               288,550
        515,000  Insight Health Services Corp. 144A
                 company guaranty 9 7/8s, 2011                                                      515,000
        340,845  Magellan Health Services, Inc. sr. notes
                 Ser. A, 9 3/8s, 2008                                                               368,965
        795,000  MedQuest, Inc. company guaranty Ser. B,
                 11 7/8s, 2012                                                                      920,213
      1,170,000  MQ Associates, Inc. 144A sr. disc. notes
                 zero %, 2012                                                                       772,200
      1,045,000  Omnicare, Inc. sr. sub. notes 6 1/8s,
                 2013                                                                             1,055,450
      1,022,000  PacifiCare Health Systems, Inc. company
                 guaranty 10 3/4s, 2009                                                           1,177,855
      1,055,000  Province Healthcare Co. sr. sub. notes 7
                 1/2s, 2013                                                                       1,192,150
        390,000  Service Corp. International debs. 7
                 7/8s, 2013                                                                         425,100
        105,000  Service Corp. International notes 7.2s,
                 2006                                                                               109,725
         35,000  Service Corp. International notes 6
                 7/8s, 2007                                                                          37,013
        155,000  Service Corp. International notes 6
                 1/2s, 2008                                                                         162,750
        370,000  Service Corp. International notes Ser.
                 *, 7.7s, 2009                                                                      406,075
      1,085,000  Service Corp. International/US 144A sr.
                 notes 7s, 2016                                                                   1,117,550
      1,010,000  Stewart Enterprises, Inc. notes 10 3/4s,
                 2008                                                                             1,108,475
        530,000  Tenet Healthcare Corp. notes 7 3/8s,
                 2013                                                                               500,850
         25,000  Tenet Healthcare Corp. sr. notes 6 1/2s,
                 2012                                                                                22,688
        645,000  Tenet Healthcare Corp. sr. notes 6 3/8s,
                 2011                                                                               588,563
      1,240,000  Tenet Healthcare Corp. 144A sr. notes 9
                 7/8s, 2014                                                                       1,298,900
      1,150,000  Triad Hospitals, Inc. sr. notes 7s, 2012                                         1,230,500
      1,792,000  Triad Hospitals, Inc. sr. sub. notes 7s,
                 2013                                                                             1,836,800
        740,000  Universal Hospital Services, Inc. sr.
                 notes 10 1/8s, 2011                                                                754,800
        350,000  US Oncology, Inc. 144A sr. notes 9s,
                 2012                                                                               378,000
        250,000  US Oncology, Inc. 144A sr. sub. notes 10
                 3/4s, 2014                                                                         272,500
        594,000  Vanguard Health Holding Co. II, LLC 144A
                 sr. sub. notes 9s, 2014                                                            620,730
        425,000  Ventas Realty LP/Capital Corp. company
                 guaranty 9s, 2012                                                                  494,063
        243,000  Ventas Realty LP/Capital Corp. 144A sr.
                 notes 6 5/8s, 2014                                                                 247,860
        480,000  VWR International, Inc. 144A sr. notes 6
                 7/8s, 2012                                                                         507,600
                                                                                              -------------
                                                                                                 30,080,503

Technology (1.4%)
-----------------------------------------------------------------------------------------------------------
        731,000  Advanced Micro Devices, Inc. 144A sr.
                 notes 7 3/4s, 2012                                                                 732,828
        625,000  AMI Semiconductor, Inc. company guaranty
                 10 3/4s, 2013                                                                      732,813
      1,030,000  Celestica, Inc. sr.sub. notes 7 7/8s,
                 2011 (Canada)                                                                    1,102,100
      1,000,000  Freescale Semiconductor, Inc. 144A sr.
                 notes 7 1/8s, 2014                                                               1,060,000
        305,000  Iron Mountain, Inc. company guaranty 8
                 5/8s, 2013                                                                         330,163
        770,000  Iron Mountain, Inc. sr. sub. notes 8
                 1/4s, 2011                                                                         793,100
        100,000  Lucent Technologies, Inc. debs. 6 1/2s,
                 2028                                                                                85,500
      1,435,000  Lucent Technologies, Inc. debs. 6.45s,
                 2029                                                                             1,232,306
         75,000  Lucent Technologies, Inc. notes 5 1/2s,
                 2008                                                                                76,875
        530,000  Nortel Networks Corp. notes 6 1/8s, 2006
                 (Canada)                                                                           541,925
        711,000  ON Semiconductor Corp. company guaranty
                 13s, 2008                                                                          803,430
        465,000  SCG Holding Corp. 144A notes zero %,
                 2011                                                                               632,400
        855,000  Seagate Technology Hdd Holdings company
                 guaranty 8s, 2009 (Cayman Islands)                                                 923,400
      1,136,000  UGS Corp. 144A sr. sub. notes 10s, 2012                                          1,272,320
      1,075,000  Xerox Capital Trust I company guaranty
                 8s, 2027                                                                         1,075,000
        555,000  Xerox Corp. notes Ser. MTN, 7.2s, 2016                                             584,138
      1,565,000  Xerox Corp. sr. notes 7 5/8s, 2013                                               1,721,500
        255,000  Xerox Corp. sr. notes 6 7/8s, 2011                                                 272,213
                                                                                              -------------
                                                                                                 13,972,011

Transportation (0.5%)
-----------------------------------------------------------------------------------------------------------
        760,000  American Airlines, Inc. pass-through
                 certificates Ser. 01-1, 6.817s, 2011                                               684,000
      1,365,000  Calair, LLC/Calair Capital Corp. company
                 guaranty 8 1/8s, 2008                                                            1,112,475
      1,270,000  Kansas City Southern Railway Co. company
                 guaranty 9 1/2s, 2008                                                            1,412,875
        260,000  Kansas City Southern Railway Co. company
                 guaranty 7 1/2s, 2009                                                              270,400
        770,000  Northwest Airlines, Inc. company
                 guaranty 7 5/8s, 2005                                                              762,300
        332,615  NWA Trust sr. notes Ser. A, 9 1/4s, 2012                                           336,357
        260,000  Travel Centers of America, Inc. company
                 guaranty 12 3/4s, 2009                                                             297,700
                                                                                              -------------
                                                                                                  4,876,107

Utilities & Power (4.0%)
-----------------------------------------------------------------------------------------------------------
         77,000  AES Corp. (The) sr. notes 8 7/8s, 2011                                              88,935
         43,000  AES Corp. (The) sr. notes 8 3/4s, 2008                                              47,623
      1,085,000  AES Corp. (The) 144A sec. notes 9s, 2015                                         1,261,313
      1,530,000  AES Corp. (The) 144A sec. notes 8 3/4s,
                 2013                                                                             1,761,413
        740,000  Allegheny Energy Supply 144A bonds 8
                 1/4s, 2012                                                                         834,350
        475,000  Allegheny Energy Supply 144A sec. notes
                 10 1/4s, 2007                                                                      546,250
      1,124,000  Calpine Corp. 144A sec. notes 8 1/2s,
                 2010                                                                               826,140
        390,000  CenterPoint Energy Resources Corp. debs.
                 6 1/2s, 2008                                                                       421,853
        335,000  CenterPoint Energy Resources Corp. sr.
                 notes Ser. B, 7 7/8s, 2013                                                         400,477
        130,000  CMS Energy Corp. pass-through
                 certificates 7s, 2005                                                              130,485
      1,190,000  CMS Energy Corp. sr. notes 8.9s, 2008                                            1,326,850
        315,000  CMS Energy Corp. sr. notes 8 1/2s, 2011                                            357,525
        250,000  CMS Energy Corp. sr. notes 7 3/4s, 2010                                            273,750
        875,000  DPL, Inc. sr. notes 6 7/8s, 2011                                                   953,750
        425,000  Dynegy Holdings, Inc. sr. notes 6 7/8s,
                 2011                                                                               411,188
      1,990,000  Dynegy Holdings, Inc. 144A sec. notes 10
                 1/8s, 2013                                                                       2,318,350
        525,000  Dynegy-Roseton Danskamme company
                 guaranty Ser. A, 7.27s, 2010                                                       530,250
        800,000  Dynegy-Roseton Danskamme company
                 guaranty Ser. B, 7.67s, 2016                                                       770,000
        370,000  Edison Mission Energy sr. notes 10s,
                 2008                                                                               431,975
         15,000  Edison Mission Energy sr. notes 9 7/8s,
                 2011                                                                                17,738
        560,000  El Paso Corp. sr. notes 7 3/8s, 2012                                               565,600
      1,275,000  El Paso Corp. sr. notes Ser. MTN, 7
                 3/4s, 2032                                                                       1,173,000
        265,000  El Paso Natural Gas Co. debs. 8 5/8s,
                 2022                                                                               296,800
      1,390,000  El Paso Production Holding Co. company
                 guaranty 7 3/4s, 2013                                                            1,449,075
        910,000  Ferrellgas Partners LP/Ferrellgas
                 Partners Finance sr. notes 6 3/4s, 2014                                            941,850
        300,000  Kansas Gas & Electric debs. 8.29s, 2016                                            309,690
      1,765,000  Midwest Generation, LLC sec. sr. notes 8
                 3/4s, 2034                                                                       1,998,863
      1,180,000  Mission Energy Holding Co. sec. notes 13
                 1/2s, 2008                                                                       1,495,650
        560,000  Monongahela Power Co. 144A 1st. mtge.
                 6.7s, 2014                                                                         608,177
        930,000  Nevada Power Co. 2nd mtge. 9s, 2013                                              1,083,450
      1,400,000  Northwest Pipeline Corp. company
                 guaranty 8 1/8s, 2010                                                            1,569,750
         90,000  Northwestern Corp. debs. 6.95s, 2028 (In
                 default) (NON)                                                                      79,200
        160,000  Northwestern Corp. notes 8 3/4s, 2012
                 (In default) (NON)                                                                 140,800
        451,000  Norwest Corp./OLD 144A sec. notes 5
                 7/8s, 2014                                                                         462,275
      2,795,000  NRG Energy, Inc. 144A sr. sec. notes 8s,
                 2013                                                                             3,077,994
        805,000  Orion Power Holdings, Inc. sr. notes
                 12s, 2010                                                                        1,014,300
      1,185,000  PG&E Corp. sec. notes 6 7/8s, 2008                                               1,285,725
        220,000  PG&E Gas Transmission Northwest sr.
                 notes 7.1s, 2005                                                                   228,525
        850,000  PSEG Energy Holdings, Inc. notes 7 3/4s,
                 2007                                                                               909,500
        670,000  SEMCO Energy, Inc. sr. notes 7 3/4s,
                 2013                                                                               721,925
        210,000  Sierra Pacific Power Co. general ref.
                 mtge. 6 1/4s, 2012                                                                 217,350
      1,285,000  Sierra Pacific Resources sr. notes 8
                 5/8s, 2014                                                                       1,458,475
        130,000  Southern California Edison Co. notes 6
                 3/8s, 2006                                                                         135,418
        440,000  Teco Energy, Inc. notes 10 1/2s, 2007                                              515,900
        250,000  Teco Energy, Inc. notes 7.2s, 2011                                                 272,500
        400,000  Teco Energy, Inc. notes 7s, 2012                                                   432,000
        105,000  Tennessee Gas Pipeline Co. debs. 7s,
                 2028                                                                               101,325
        555,000  Tennessee Gas Pipeline Co. unsecd. notes
                 7 1/2s, 2017                                                                       593,850
        135,000  Transcontinental Gas Pipeline Corp.
                 debs. 7 1/4s, 2026                                                                 143,100
      1,460,000  Utilicorp Canada Finance Corp. company
                 guaranty 7 3/4s, 2011 (Canada)                                                   1,522,050
        510,000  Utilicorp United, Inc. sr. notes 9.95s,
                 2011                                                                               573,750
        547,000  Western Resources, Inc. sr. notes 9
                 3/4s, 2007                                                                         621,964
        200,000  Williams Cos., Inc. (The) notes 8 3/4s,
                 2032                                                                               227,000
        210,000  Williams Cos., Inc. (The) notes 8 1/8s,
                 2012                                                                               246,750
        755,000  Williams Cos., Inc. (The) notes 7 5/8s,
                 2019                                                                               849,375
        334,976  York Power Funding 144A notes 12s, 2007
                 (Cayman Islands) (In default) (NON)                                                     34
                                                                                              -------------
                                                                                                 41,033,205
                                                                                              -------------
                 Total Corporate bonds and notes  (cost $364,932,970)                          $383,949,371

Foreign government bonds and notes (12.4%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
EUR   6,000,000  Austria (Republic of) 144A notes Ser.
                 EMTN, 3.8s, 2013                                                                $7,609,269
USD     980,000  Brazil (Federal Republic of) bonds 10
                 1/2s, 2014                                                                       1,097,110
USD   2,640,000  Brazil (Federal Republic of) bonds 10
                 1/8s, 2027                                                                       2,805,000
USD   2,415,000  Brazil (Federal Republic of) bonds 8
                 7/8s, 2019                                                                       2,390,850
USD   1,300,000  Bulgaria (Republic of) 144A bonds 8
                 1/4s, 2015                                                                       1,625,000
CAD   2,725,000  Canada (Government of) bonds 5 1/2s,
                 2010                                                                             2,394,514
CAD     930,000  Canada (Government of) bonds Ser. WL43,
                 5 3/4s, 2029                                                                       846,876
USD     560,000  Colombia (Republic of) bonds 10 3/8s,
                 2033                                                                               609,000
USD   1,285,000  Colombia (Republic of) bonds Ser. NOV, 9
                 3/4s, 2009                                                                       1,452,050
USD   3,010,000  Colombia (Republic of) notes 10 3/4s,
                 2013                                                                             3,484,075
USD     460,000  Dominican (Republic of) notes 9.04s,
                 2013                                                                               372,600
USD   2,085,000  Ecuador (Republic of) bonds
                 stepped-coupon Ser. REGS, 8s, 2030                                               1,761,825
USD     575,000  El Salvador (Republic of) bonds 8 1/4s,
                 2032                                                                               578,738
USD     380,000  El Salvador (Republic of) 144A bonds 8
                 1/4s, 2032                                                                         382,470
USD     405,000  El Salvador (Republic of) 144A bonds 7
                 5/8s, 2034                                                                         410,670
EUR   1,845,000  France (Government of) bonds 5 3/4s,
                 2032                                                                             2,783,133
EUR   4,830,000  France (Government of) bonds 5 1/2s,
                 2010                                                                             6,843,611
EUR   9,000,000  France (Government of) bonds 4s, 2013                                           11,641,701
EUR   1,080,000  France (Government of) deb. 4s, 2009                                             1,424,477
EUR   7,250,000  Germany (Federal Republic of) bonds Ser.
                 97, 6s, 2007                                                                    10,014,305
EUR   6,340,000  Germany (Federal Republic of) bonds Ser.
                 97, 6s, 2007                                                                     8,652,507
EUR   1,875,000  Hellenic Greece (Republic of) bonds 3
                 1/2s, 2008                                                                       2,428,693
USD     260,000  Indonesia (Republic of) FRN 2.005s, 2006                                           252,200
USD     645,000  Indonesia (Republic of) FRN 2.005s, 2005                                           636,938
USD   1,995,000  Indonosia (Republic of) 144A sr. notes 6
                 3/4s, 2014                                                                       1,952,108
NZD   7,610,000  New Zealand (Government of) bonds Ser.
                 1106, 8s, 2006                                                                   5,394,442
NZD   8,036,000  New Zealand (Government of) bonds Ser.
                 709, 7s, 2009                                                                    5,707,409
USD     520,000  Peru (Republic of) bonds 8 3/4s, 2033                                              518,440
USD     730,000  Philippines (Republic of) notes 10 5/8s,
                 2025                                                                               763,945
USD   1,425,000  Philippines (Republic of) sr. notes 8
                 7/8s, 2015                                                                       1,396,500
USD   8,662,500  Russia (Federation of) 144A unsub.
                 stepped-coupon 5s (7 1/2s, 3/31/07),
                 2030 (STP)                                                                       8,675,494
USD   1,335,000  Russia (Ministry of Finance) deb. Ser.
                 V, 3s, 2008                                                                      1,234,875
USD   2,705,000  South Africa (Republic of) notes 7 3/8s,
                 2012                                                                             3,090,463
USD   1,210,000  South Africa (Republic of) notes 6 1/2s,
                 2014                                                                             1,314,665
SEK  37,600,000  Sweden (Government of) bonds Ser. 3101,
                 4s, 2008                                                                         6,601,454
SEK  43,075,000  Sweden (Government of) debs. Ser. 1041,
                 6 3/4s, 2014                                                                     7,239,236
USD     392,011  Ukraine (Government of) sr. notes Ser.
                 REGS, 11s, 2007                                                                    426,116
USD   1,025,000  Ukraine (Government of) 144A bonds
                 7.65s, 2013                                                                      1,054,725
USD   1,515,000  Ukraine (Government of) 144A unsub.
                 notes 6 7/8s, 2011                                                               1,528,332
USD   3,610,000  United Mexican States bonds Ser. MTN,
                 8.3s, 2031                                                                       4,174,965
USD     570,000  Venezuela (Republic of) bonds 9 3/8s,
                 2034                                                                               582,255
USD     650,000  Venezuela (Republic of) notes 10 3/4s,
                 2013                                                                               750,750
USD     495,000  Venezuela (Republic of) notes 8 1/2s,
                 2014                                                                               504,281
USD   1,020,000  Venezuela (Republic of) unsub. bonds 5
                 3/8s, 2010                                                                         932,790
                                                                                              -------------
                 Total Foreign government bonds and notes  (cost $110,212,382)                 $126,340,857

Asset-backed securities (8.7%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
       $250,909  ABSC NIMS Trust 144A Ser. 03-HE5, Class
                 A, 7s, 2033                                                                       $252,164
                 Aegis Asset Backed Securities Trust 144A
        144,569  Ser. 04-1N, Class Note, 5s, 2034                                                   144,253
        335,699  Ser. 04-2N, Class N1, 4 1/2s, 2034                                                 333,758
        267,654  Ser. 04-4N, Class Note, 5s, 2034                                                   267,554
        427,000  Ameriquest Finance NIM Trust 144A Ser.
                 04-RN9, Class N2, 10s, 2034                                                        395,509
      4,491,818  Amortizing Residential Collateral Trust
                 Ser. 02-BC1, Class A, Interest Only
                 (IO), 6s, 2005                                                                      87,057
         82,951  AQ Finance NIM Trust 144A Ser. 03-N9A,
                 Class Note, 7.385s, 2033                                                            83,366
                 Arcap REIT, Inc. 144A
        535,000  Ser. 03-1A, Class E, 7.11s, 2038                                                   574,456
        304,000  Ser. 04-1A, Class E, 6.42s, 2039                                                   311,267
                 Argent NIM Trust 144A
        136,779  Ser. 03-N6, Class A, 6.4s, 2034 (Cayman
                 Islands)                                                                           137,121
         92,692  Ser. 04-WN2, Class A, 4.55s, 2034
                 (Cayman Islands)                                                                    92,344
                 Asset Backed Funding Corp. NIM Trust
                 144A
         29,222  Ser. 03-WF1, Class N1, 8.35s, 2032                                                  29,222
        220,000  Ser. 04-0PT1, Class N2, 6.9s, 2033
                 (Cayman Islands)                                                                   219,999
        303,000  Ser. 04-0PT5, Class N1, 4 1/2s, 2034
                 (Cayman Islands)                                                                   302,980
        440,029  Ser. 04-FF1, Class N1, 5s, 2034 (Cayman
                 Islands)                                                                           438,582
         27,000  Ser. 04-FF1, Class N2, 5s, 2034 (Cayman
                 Islands)                                                                            26,911
        356,000  Ser. 04-HE1, Class N2, 8s, 2034 (Cayman
                 Islands)                                                                           345,895
        433,788  Aviation Capital Group Trust 144A FRB
                 Ser. 03-2A, Class G1, 2.61s, 2033                                                  435,415
        480,000  Bank One Issuance Trust FRB Ser. 03-C4,
                 Class C4, 2.9s, 2011                                                               488,928
     26,943,990  Bayview Financial Acquisition Trust Ser.
                 03-X, Class A, IO, 0.9s, 2006                                                      470,383
                 Bear Stearns Asset Backed Securities NIM
                 Trust 144A
        490,574  Ser. 04-HE6, Class A1, 5 1/4s, 2034
                 (Cayman Islands)                                                                   489,884
        442,940  Ser. 04-HE7N, Class A1, 5 1/4s, 2034
                 (Cayman Islands)                                                                   442,940
        352,000  Bear Stearns Asset Backed Securities,
                 Inc. Ser. 04-FR3, Class M6, 5.21s, 2034                                            352,000
                 Bombardier Capital Mortgage
                 Securitization Corp.
      1,026,598  Ser. 99-B, Class A3, 7.18s, 2015                                                   803,313
      1,167,858  Ser. 99-B, Class A4, 7.3s, 2016                                                    916,999
                 CARSSX Finance, Ltd. 144A
        170,000  FRB Ser. 04-AA, Class B3, 5.22s, 2011
                 (Cayman Islands)                                                                   170,085
        220,000  FRB Ser. 04-AA, Class B4, 7.37s, 2011
                 (Cayman Islands)                                                                   220,110
        490,000  Chase Credit Card Master Trust FRB Ser.
                 03-3, Class C, 2.95s, 2010                                                         501,049
        165,826  Chase Funding Net Interest Margin 144A
                 Ser. 03-4A, Class Note, 6 3/4s, 2036                                               166,241
                 CHEC NIM Ltd., 144A
        509,000  Ser. 04-2, Class N1, 4.45s, 2034 (Cayman
                 Islands)                                                                           506,094
        132,000  Ser. 04-2, Class N2, 8s, 2034 (Cayman
                 Islands)                                                                           131,992
         81,000  Ser. 04-2, Class N3, 8s, 2034 (Cayman
                 Islands)                                                                            69,660
                 Conseco Finance Securitizations Corp.
        484,099  Ser. 00-2, Class A4, 8.48s, 2030                                                   493,548
      4,469,000  Ser. 00-4, Class A6, 8.31s, 2032                                                 3,920,265
      1,313,889  Ser. 00-6, Class M2, 8.2s, 2032                                                    177,375
        378,000  Ser. 01-04, Class A4, 7.36s, 2033                                                  392,704
      1,230,000  Ser. 01-1, Class A5, 6.99s, 2032                                                 1,180,233
         18,000  Ser. 01-3, Class A3, 5.79s, 2033                                                    18,448
      2,614,000  Ser. 01-3, Class A4, 6.91s, 2033                                                 2,626,547
        400,000  Ser. 01-3, Class M2, 7.44s, 2033                                                    76,000
      1,207,120  Ser. 01-4, Class B1, 9.4s, 2033                                                    162,961
      3,191,596  Ser. 02-1, Class A, 6.681s, 2033                                                 3,346,512
        414,000  FRB Ser. 01-4, Class M1, 3.59s, 2033                                               171,396
      1,100,000  Consumer Credit Reference IDX Securities
                 FRB Ser. 02-1A, Class A, 3.919s, 2007                                            1,115,158
                 Countrywide Asset Backed Certificates
                 144A
      2,177,268  Ser. 04-6N, Class N1, 6 1/4s, 2035                                               2,175,090
        332,754  Ser. 04-BC1N, Class Note, 5 1/2s, 2035                                             331,402
        603,000  Crest, Ltd. 144A Ser. 03-2A, Class E2,
                 8s, 2038                                                                           610,161
        590,000  First Chicago Lennar Trust 144A Ser.
                 97-CHL1, Class E, 7.827s, 2039                                                     611,019
                 First Franklin NIM Trust 144A
        255,008  Ser. 03-FF3A, Class A, 6 3/4s, 2033                                                254,018
        472,000  Ser. 04-FF10, Class N1, 4 1/2s, 2034
                 (Cayman Islands)                                                                   471,969
                 Fremont NIM Trust 144A
         48,445  Ser. 03-B, Class Note, 5.65s, 2033                                                  48,324
        505,558  Ser. 04-A, Class Note, 4 3/4s, 2034                                                504,042
                 Granite Mortgages PLC
        490,000  FRB Ser. 02-1, Class 1C, 3.379s, 2042
                 (United Kingdom)                                                                   497,693
EUR   2,005,000  FRB Ser. 03-2, Class 2C1, 4 5/8s, 2043
                 (United Kingdom)                                                                 2,625,134
GBP   1,505,000  FRB Ser. 03-2, Class 3C, 6.38s, 2043
                 (United Kingdom)                                                                 2,827,070
                 Green Tree Financial Corp.
       $518,653  Ser. 94-4, Class B2, 8.6s, 2019                                                    363,627
      1,251,681  Ser. 94-6, Class B2, 9s, 2020                                                    1,006,039
        525,430  Ser. 95-4, Class B1, 7.3s, 2025                                                    495,546
        509,436  Ser. 95-8, Class B1, 7.3s, 2026                                                    392,266
        214,687  Ser. 95-F, Class B2, 7.1s, 2021                                                    195,802
        523,000  Ser. 96-8, Class M1, 7.85s, 2027                                                   455,010
        151,724  Ser. 99-3, Class A5, 6.16s, 2031                                                   153,999
      1,739,000  Ser. 99-5, Class A5, 7.86s, 2030                                                 1,566,771
                 Greenpoint Manufactured Housing
      3,224,638  Ser. 00-3, Class IA, 8.45s, 2031                                                 3,220,124
         50,000  Ser. 99-5, Class A4, 7.59s, 2028                                                    53,560
      1,663,000  GS Auto Loan Trust 144A Ser. 04-1, Class
                 D, 5s, 2011                                                                      1,641,367
                 GSAMP Trust 144A
        103,406  Ser. 03-HE1N, Class Note, 7 1/4s, 2033                                             103,096
        242,140  Ser. 04-FM1N, Class Note, 5 1/4s, 2033                                             241,971
        238,019  Ser. 04-HE1N, Class N1, 5s, 2034                                                   237,591
      2,397,946  Ser. 04-NIM1, Class N1, 5 1/2s, 2034                                             2,397,976
        732,000  Ser. 04-NIM1, Class N2, zero %, 2034                                               541,534
        274,633  Ser. 04-RENM, Class Note, 5 1/2s, 2032                                             274,359
        381,010  Ser. 04-SE2N, Class Note, 5 1/2s, 2034                                             381,010
                 Holmes Financing PLC FRB
        300,000  Ser. 4, Class 3C, 2.9s, 2040 (United
                 Kingdom)                                                                           303,840
        690,000  Ser. 5, Class 2C, 3.52s, 2040 (United
                 Kingdom)                                                                           691,932
        331,000  Ser. 8, Class 2C, 2.79s, 2040 (United
                 Kingdom)                                                                           331,828
                 Home Equity Asset Trust 144A
        227,876  Ser. 02-5N, Class A, 8s, 2033                                                      229,015
         82,731  Ser. 03-4N, Class A, 8s, 2033                                                       83,351
        271,287  Ser. 03-7N, Class A, 5 1/4s, 2034                                                  271,287
        165,335  Ser. 04-1N, Class A, 5s, 2034                                                      164,921
                 LNR CDO, Ltd. 144A
      1,755,000  FRB Ser. 02-1A, Class FFL, 4.683s, 2037
                 (Cayman Islands)                                                                 1,717,443
      1,070,000  FRB Ser. 03-1A, Class EFL, 4.833s, 2036
                 (Cayman Islands)                                                                 1,130,027
                 Long Beach Asset Holdings Corp. NIM
                 Trust 144A
         93,284  Ser. 03-2, Class N1, 7.627s, 2033                                                   93,284
         58,629  Ser. 03-4, Class N1, 6.535s, 2033                                                   58,629
        340,143  Ser. 04-2, Class N1, 4.94s, 2034                                                   340,143
        448,758  Ser. 04-5, Class Note, 5s, 2034                                                    449,746
      2,584,614  Long Beach Mortgage Loan Trust Ser.
                 04-3, Class S1, IO, 4 1/2s, 2006                                                   149,423
GBP   1,200,000  Lothian Mortgages PLC 144A Ser. 3A,
                 Class D, 5.458s, 2039 (United Kingdom)                                           2,198,520
     $1,457,253  Madison Avenue Manufactured Housing
                 Contract FRB Ser. 02-A, Class B1,
                 5.183s, 2032                                                                       859,779
        200,000  Master Asset Backed Securities NIM Trust
                 144A Ser. 04-CI5, Class N2, 10s, 2034                                              197,964
        490,000  MBNA Credit Card Master Note Trust FRN
                 Ser. 03-C5, Class C5, 3.05s, 2010                                                  500,803
        136,302  Merrill Lynch Mortgage Investors, Inc.
                 Ser. 03-WM3N, Class N1, 8s, 2005                                                   136,929
                 Merrill Lynch Mortgage Investors, Inc.
                 144A
        262,087  Ser. 04-FM1N, Class N1, 5s, 2035                                                   259,728
        205,047  Ser. 04-HE1N, Class N1, 5s, 2006                                                   203,612
        242,382  Mid-State Trust Ser. 11, Class B,
                 8.221s, 2038                                                                       237,280
        303,000  Morgan Stanley ABS Capital I FRB Ser.
                 04-HE8, Class B3, 5.04s, 2034                                                      303,000
                 Morgan Stanley ABS Capital I 144A
         21,197  Ser. 03-NC9N, Class Note, 7.6s, 2033                                                21,303
         71,140  Ser. 04-NC2N, Class Note, 6 1/4s, 2033                                              71,385
        240,000  Morgan Stanley Auto Loan Trust 144A Ser.
                 04-HB2, Class E, 5s, 2012                                                          232,181
                 Morgan Stanley Dean Witter Capital I
        437,327  FRN Ser. 01-NC3, Class B1, 4.383s, 2031                                            434,157
        499,000  FRN Ser. 01-NC4, Class B1, 4.433s, 2032                                            493,150
        141,140  New Century Mortgage Corp. NIM Trust
                 144A Ser. 03-B, Class Note, 6 1/2s, 2033                                           141,647
        210,805  Novastar NIM Trust 144A Ser. 04-N1,
                 Class Note, 4.458s, 2034                                                           210,805
                 Oakwood Mortgage Investors, Inc.
      1,451,000  Ser. 00-D, Class A4, 7.4s, 2030                                                    944,891
      2,048,891  Ser. 01-C, Class A2, 5.92s, 2017                                                 1,343,663
        993,404  Ser. 01-C, Class A4, 7.405s, 2030                                                  712,470
      1,720,422  Ser. 01-E, Class A2, 5.05s, 2019                                                 1,420,826
        720,000  Ser. 02-A, Class A2, 5.01s, 2020                                                   619,632
      2,789,367  Ser. 02-C, Class A1, 5.41s, 2032                                                 2,512,383
      1,088,838  Ser. 99-B, Class A4, 6.99s, 2026                                                   994,500
      1,059,268  Ser. 99-D, Class A1, 7.84s, 2029                                                 1,013,931
        683,000  Oceanstar 144A FRB Ser. 04, Class E,
                 8.606s, 2018                                                                       683,000
                 Option One Mortgage Securities Corp. NIM
                 Trust 144A
         19,378  Ser. 03-2B, Class N1, 7.63s, 2033
                 (Cayman Islands)                                                                    19,378
         77,713  Ser. 03-5, Class Note, 6.9s, 2033                                                   78,101
        100,000  Park Place Securities NIM Trust 144A
                 Ser. 04-WCW2, Class D, 7.387s, 2034                                                100,000
        421,637  Pass-Through Amortizing Credit Card
                 Trust Ser. 02-1A, Class A4FL, 7.389s,
                 2012                                                                               422,597
        145,000  People's Choice Net Interest Margin Note
                 144A Ser. 04-2, Class B, 5s, 2034                                                  131,370
                 Permanent Financing PLC FRB
        380,000  Ser. 1, Class 3C, 3.063s, 2042 (United
                 Kingdom)                                                                           383,648
        490,000  Ser. 3, Class 3C, 3.013s, 2042 (United
                 Kingdom)                                                                           496,664
      1,848,000  Providian Gateway Master Trust Ser. 02,
                 Class B, zero %, 2006                                                            1,652,800
      3,548,361  Residential Asset Mortgage Products,
                 Inc. Ser. 03-RZ1, Class A, IO, 5 3/4s,
                 2005                                                                               109,506
        371,060  Rural Housing Trust Ser. 87-1, Class D,
                 6.33s, 2026                                                                        384,453
                 SAIL Net Interest Margin Notes 144A
        447,197  Ser. 03-10A, Class A, 7 1/2s, 2033
                 (Cayman Islands)                                                                   447,173
        190,789  Ser. 03-12A, Class A, 7.35s, 2033
                 (Cayman Islands)                                                                   190,731
        192,433  Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman
                 Islands)                                                                           191,467
         74,344  Ser. 03-4, Class A, 7 1/2s, 2033 (Cayman
                 Islands)                                                                            74,263
        356,350  Ser. 03-5, Class A, 7.35s, 2033 (Cayman
                 Islands)                                                                           356,246
        108,486  Ser. 03-6A, Class A, 7s, 2033 (Cayman
                 Islands)                                                                           107,679
        245,302  Ser. 03-7A, Class A, 7s, 2033 (Cayman
                 Islands)                                                                           243,482
         63,208  Ser. 03-8A, Class A, 7s, 2033 (Cayman
                 Islands)                                                                            62,890
        169,461  Ser. 03-9A, Class A, 7s, 2033 (Cayman
                 Islands)                                                                           168,580
        320,703  Ser. 03-BC2A, Class A, 7 3/4s, 2033                                                319,771
        742,224  Ser. 04-2A, Class A, 5 1/2s, 2034
                 (Cayman Islands)                                                                   742,224
        901,023  Ser. 04-4A, Class A, 5s, 2034 (Cayman
                 Islands)                                                                           899,672
        239,630  Ser. 04-7A, Class A, 4 3/4s, 2034
                 (Cayman Islands)                                                                   239,297
         47,420  Ser. 04-7A, Class B, 6 3/4s, 2034
                 (Cayman Islands)                                                                    46,633
      1,328,327  Ser. 04-8A, Class A, 5s, 2034                                                    1,328,327
        290,996  Ser. 04-8A, Class B, 6 3/4s, 2034                                                  284,463
        487,000  Ser. 04-AA, Class A, 4 1/2s, 2034                                                  485,296
          7,127  Sasco Arc Net Interest Margin Notes 144A
                 Ser. 02-BC10, Class A, 7 3/4s, 2033                                                  7,062
                 Sasco Net Interest Margin Trust 144A
        255,933  Ser. 03-AM1, Class A, 7 3/4s, 2033                                                 254,685
        381,740  Ser. 03-BC1, Class B, zero %, 2033                                                 324,479
        152,565  Saxon Net Interest Margin Trust 144A
                 Ser. 03-A, Class A, 6.656s, 2033                                                   152,565
        175,589  Sharps SP I, LLC Net Interest Margin
                 Trust Ser. 03-NC1N, Class N, 7 1/4s,
                 2033                                                                               176,576
                 Sharps SP I, LLC Net Interest Margin
                 Trust 144A
        113,980  Ser. 03-0P1N, Class NA, 4.45s, 2033                                                113,980
        112,367  Ser. 03-HS1N, Class N, 7.48s, 2033                                                 112,719
         53,257  Ser. 03-TC1N, Class N, 7.45s, 2033                                                  53,257
        190,033  Ser. 04-HE2N, Class NA, 5.43s, 2034                                                189,805
         57,450  Ser. 04-HS1N, Class Note, 5.92s, 2034                                               57,450
        200,000  South Coast Funding FRB Ser. 3A, Class
                 A2, 2.91s, 2038                                                                    202,500
                 Structured Asset Investment Loan Trust
        266,653  Ser. 03-BC1A, Class A, 7 3/4s, 2033                                                265,357
      5,664,011  Ser. 03-BC2, Class A, IO, 6s, 2005                                                 137,754
      2,688,674  Ser. 03-BC8, Class A, IO, 6s, 2005                                                  91,706
     15,461,232  Ser. 04-1, Class A, IO, 6s, 2005                                                   603,542
        650,000  TIAA Real Estate CD0, Ltd. Ser. 03-1A,
                 Class E, 8s, 2038                                                                  632,267
        544,000  TIAA Real Estate CD0, Ltd. 144A Ser.
                 02-1A, Class IV, 6.84s, 2037                                                       436,549
      3,737,517  Washington Mutual Ser. 03-S1, Class A11,
                 IO, 5 1/2s, 2033                                                                   159,735
                 Wells Fargo Home Equity Trust 144A
      1,515,084  Ser. 04-2, Class N1, 4.45s, 2034                                                 1,514,994
        303,000  Ser. 04-2, Class N2, 8s, 2034                                                      287,850
                 Whole Auto Loan Trust 144A
        960,040  Ser. 03-1, Class D, 6s, 2010                                                       960,190
        814,000  Ser. 04-1, Class D, 5.6s, 2034                                                     813,988
                                                                                              -------------
                 Total Asset-backed securities  (cost $91,103,298)                              $88,844,377

Collateralized mortgage obligations (4.5%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
       $298,000  Banc of America Large Loan 144A FRN Ser.
                 02-FL2A, Class L1, 4.84s, 2014                                                    $298,501
        490,000  Bear Stearns Commercial Mortgage
                 Securitization Corp. 144A Ser. 04-ESA,
                 Class K, 4.368s, 2016                                                              489,998
      6,055,397  Commercial Mortgage Acceptance Corp.
                 Ser. 97-ML1, IO, 0.781s, 2017                                                      138,139
                 Commercial Mortgage Pass-Through
                 Certificates 144A
        402,000  FRB Ser. 01-FL4A, Class E, 3.17s, 2013                                             357,780
        313,000  Ser. 01-FL4A, Class D, 2.72s, 2013                                                 303,403
      1,858,000  Criimi Mae Commercial Mortgage Trust
                 Ser. 98-C1, Class A2, 7s, 2033                                                   2,005,479
      2,814,000  Criimi Mae Commercial Mortgage Trust
                 144A Ser. 98-C1, Class B, 7s, 2033                                               2,995,353
                 CS First Boston Mortgage Securities
                 Corp. 144A
      1,360,000  Ser. 98-C1, Class F, 6s, 2040                                                    1,003,239
        501,000  FRB Ser. 03-TF2A, Class L, 5.87s, 2014                                             497,878
        499,000  Ser. 02-CP5, Class M, 5 1/4s, 2035                                                 358,208
     53,625,258  Deutsche Mortgage & Asset Receiving
                 Corp. Ser. 98-C1, Class X, IO, 0.962s,
                 2023                                                                             1,353,121
                 DLJ Commercial Mortgage Corp.
        399,789  Ser. 98-CF2, Class B4, 6.04s, 2031                                                 407,483
      1,281,541  Ser. 98-CF2, Class B5, 5.95s, 2031                                                 843,858
        375,000  DLJ Mortgage Acceptance Corp. 144A Ser.
                 97-CF1, Class B1, 7.91s, 2030                                                      419,830
                 Fannie Mae
        180,050  Ser. 98-51, Class SG, IO, 25.08s, 2022                                              83,313
        654,818  Ser. 02-36, Class SJ, 15.294s, 2029                                                712,771
          1,077  Ser. 92-15, Class L, IO, 10.38s, 2022                                               10,114
        629,547  Ser. 03-W3, Class 1A3, 7 1/2s, 2042                                                684,029
         12,262  Ser. 03-W2, Class 1A3, 7 1/2s, 2042                                                 13,297
          1,386  Ser. 02-W1, Class 2A, 7 1/2s, 2042                                                   1,495
          5,337  Ser. 02-14, Class A2, 7 1/2s, 2042                                                   5,819
        756,382  Ser. 01-T10, Class A2, 7 1/2s, 2041                                                815,919
          3,427  Ser. 02-T4, Class A3, 7 1/2s, 2041                                                   3,707
          8,558  Ser. 01-T8, Class A1, 7 1/2s, 2041                                                   9,247
      2,980,108  Ser. 01-T7, Class A1, 7 1/2s, 2041                                               3,216,416
        450,961  Ser. 01-T3, Class A1, 7 1/2s, 2040                                                 486,501
      1,347,667  Ser. 01-T1, Class A1, 7 1/2s, 2040                                               1,475,597
        558,747  Ser. 99-T2, Class A1, 7 1/2s, 2039                                                 604,412
        282,788  Ser. 00-T6, Class A1, 7 1/2s, 2030                                                 311,816
      1,321,627  Ser. 01-T4, Class A1, 7 1/2s, 2028                                               1,435,524
          2,747  Ser. 02-W3, Class A5, 7 1/2s, 2028                                                   2,982
      1,817,712  Ser. 03-118, Class S, IO, 6.168s, 2033                                             263,568
      2,028,114  Ser. 03-118, Class SF, IO, 6.168s, 2033                                            265,498
      1,418,772  Ser. 02-36, Class QH, IO, 6.118s, 2029                                              61,096
      1,417,975  Ser. 03-58, Class ID, IO, 6s, 2033                                                 254,792
      1,478,132  Ser. 03-26, Class IG, IO, 6s, 2033                                                 227,622
      1,112,135  Ser. 322, Class 2, IO, 6s, 2032                                                    205,398
      1,410,782  Ser. 318, Class 2, IO, 6s, 2032                                                    266,947
      6,518,112  Ser. 338, Class 2, IO, 5 1/2s, 2033                                              1,365,748
      2,954,369  Ser. 329, Class 2, IO, 5 1/2s, 2033                                                603,799
      2,960,130  Ser. 03-45, Class PI, IO, 5 1/2s, 2029                                             276,290
      3,897,397  Ser. 03-37, Class IC, IO, 5 1/2s, 2027                                             376,344
        640,000  Ser. 03-6, Class IB, IO, 5 1/2s, 2022                                               14,480
      9,822,578  Ser. 03-34, Class ES, IO, 5.068s, 2033                                             738,690
      4,091,327  Ser. 03-34, Class SG, IO, 5.068s, 2033                                             309,784
      6,041,748  Ser. 03-23, Class AI, IO, 5s, 2017                                                 606,621
      2,663,700  Ser. 03-24, Class IC, IO, 5s, 2015                                                 423,567
     11,421,592  Ser. 03-W10, Class 1A, IO, 1.794s, 2043                                            285,540
     13,492,993  Ser. 03-W10, Class 3A, IO, 1.756s, 2043                                            354,191
      7,420,926  Ser. 03-W17, Class 12, IO, 1.158s, 2033                                            244,571
     11,900,347  Ser. 00-T6, IO, 0.751s, 2030                                                       213,834
     21,180,174  Ser. 02-T18, IO, 0.521s, 2042                                                      304,667
        231,726  Ser. 99-51, Class N, Principal Only
                 (PO), zero %, 2029                                                                 200,696
        108,350  Ser. 99-52, Class MO, PO, zero %, 2026                                             105,205
                 Federal Home Loan Mortgage Corp.
                 Structured Pass-Through Securities
         16,648  Ser. T-58, Class 4A, 7 1/2s, 2043                                                   18,010
      7,257,345  Ser. T-57, Class 1AX, IO, 0.445s, 2043                                              79,105
     18,561,978  FFCA Secured Lending Corp. Ser. 00-1,
                 Class X, IO, 1.566s, 2020                                                        1,173,472
                 Freddie Mac
        753,911  Ser. 2763, Class SC, 21.12s, 2032                                                  915,869
      2,672,917  Ser. 2448, Class SM, IO, 6.13s, 2032                                               242,233
      4,358,594  Ser. 216, IO, 6s, 2032                                                             802,936
      2,008,400  Ser. 2515, Class IG, IO, 5 1/2s, 2032                                              526,026
        964,069  Ser. 2626, Class IK, IO, 5 1/2s, 2030                                              189,091
      1,033,400  Ser. 2590, Class IH, IO, 5 1/2s, 2028                                              214,108
      2,619,000  Ser. 2596, Class IQ, IO, 5 1/2s, 2026                                              180,283
        712,362  Ser. 2833, Class IK, IO, 5 1/2s, 2023                                              100,835
        482,233  Ser. 215, PO, zero %, 2031                                                         446,593
        466,426  Ser. 2235, PO, zero %, 2030                                                        395,296
                 GE Capital Commercial Mortgage Corp.
                 144A
        838,000  Ser. 00-1, Class G, 6.131s, 2033                                                   748,028
        522,000  Ser. 00-1, Class H, 6.131s, 2033                                                   384,099
        739,550  GMAC Commercial Mortgage Securities,
                 Inc. 144A Ser. 99-C3, Class G, 6.974s,
                 2036                                                                               592,523
                 Government National Mortgage Association
        563,550  Ser. 01-43, Class SJ, IO, 5.69s, 2029                                                9,598
        252,989  Ser. 02-63, Class ST, IO, 3.741s, 2024                                                 578
        220,807  Ser. 98-2, Class EA, PO, zero %, 2028                                              187,893
        300,000  GS Mortgage Securities Corp. II 144A FRB
                 Ser. 03-FL6A, Class L, 5.12s, 2015                                                 300,375
GBP   1,629,301  Hermione (European Loan Conduit No. 14)
                 144A FRB Class A, 5.326s, 2011 (Ireland)                                         3,002,953
       $355,850  LB Commercial Conduit Mortgage Trust
                 144A Ser. 99-C1, Class G, 6.41s, 2031                                              282,994
                 Mach One Commercial Mortgage Trust 144A
        594,000  Ser. 04-1A, Class J, 5.45s, 2040                                                   499,257
        297,000  Ser. 04-1A, Class K, 5.45s, 2040                                                   243,124
        135,000  Ser. 04-1A, Class L, 5.45s, 2040                                                    98,888
      9,354,516  Merrill Lynch Mortgage Investors, Inc.
                 Ser. 96-C2, Class JS, IO, 2.13s, 2028                                              503,396
      1,439,843  Mezz Cap Commercial Mortgage Trust 144A
                 Ser. 04-C1, Class X, IO, 6.18s, 2037                                               660,753
      2,430,000  Morgan Stanley Capital I 144A Ser.
                 04-RR, Class F7, 6s, 2039                                                        1,742,587
      7,461,761  Mortgage Capital Funding, Inc. Ser.
                 97-MC2, Class X, IO, 1.29s, 2012                                                   203,631
        459,501  Mortgage Capital Funding, Inc. FRB Ser.
                 98-MC2, Class E, 7.136s, 2030                                                      513,595
                 Starwood Asset Receivables Trust 144A
        245,003  FRB Ser. 03-1A, Class F, 3.033s, 2022                                              245,322
        308,522  FRB Ser. 03-1A, Class E, 2.983s, 2022                                              308,923
                 STRIPS 144A
        229,000  Ser. 03-1A, Class M, 5s, 2018 (Cayman
                 Islands)                                                                           192,612
        272,000  Ser. 03-1A, Class N, 5s, 2018 (Cayman
                 Islands)                                                                           206,285
        245,000  Ser. 04-1A, Class M, 5s, 2018 (Cayman
                 Islands)                                                                           207,393
        235,000  Ser. 04-1A, Class N, 5s, 2018 (Cayman
                 Islands)                                                                           180,010
        271,000  Trizechahn Office Properties Trust 144A
                 Ser. 01-TZHA, Class D3, 6.943s, 2013                                               290,147
                                                                                              -------------
                 Total Collateralized mortgage obligations  (cost $51,718,683)                  $46,202,998

Senior loans (1.7%) (a)(c)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Basic Materials (0.2%)
-----------------------------------------------------------------------------------------------------------
       $222,750  Graphics Packaging bank term loan FRN
                 4.52s, 2010                                                                       $226,481
        348,250  Hercules, Inc. bank term loan FRN Ser.
                 B, 3.9523s, 2010                                                                   350,644
        171,674  Nalco Co. bank term loan FRN Ser. B,
                 4.4259s, 2010                                                                      174,597
        233,752  SGL Carbon, LLC bank term loan FRN
                 4.9488s, 2009                                                                      234,921
        350,000  Wellman 1st. lien bank term loan FRN
                 5.6938s, 2009                                                                      355,250
        380,000  Wellman 2nd. lien bank term loan FRN
                 8.4438s, 2010                                                                      385,542
                                                                                              -------------
                                                                                                  1,727,435

Capital Goods (0.2%)
-----------------------------------------------------------------------------------------------------------
        206,096  Allied Waste Industries, Inc. bank term
                 loan FRN 4.554s, 2010                                                              208,078
         35,003  Allied Waste Industries, Inc. bank term
                 loan FRN Ser. C, 1.84s, 2010                                                        35,332
        282,132  Amsted Industries bank term loan FRN
                 5.7552s, 2010                                                                      284,601
        214,230  EaglePicher bank term loan FRN Ser. B,
                 4.8625s, 2009                                                                      214,765
        130,564  Flowserve Corp. bank term loan FRN Ser.
                 C, 4.5625s, 2009                                                                   132,359
        158,173  Invensys, PLC bank term loan FRN Ser.
                 B-1, 5.477s, 2009 (United Kingdom)                                                 160,150
        188,991  Mueller Group bank term loan FRN
                 4.5696s, 2011                                                                      189,936
        192,500  Roper bank term loan FRN 3.9084s, 2008                                             192,500
        199,000  Solo Cup Co. bank term loan FRN 4.3096s,
                 2011                                                                               200,907
        137,828  SPX Corp. bank term loan FRN Ser. B,
                 3.9375s, 2009                                                                      139,207
         74,438  Transdigm, Inc. bank term loan FRN Ser.
                 C, 4.09s, 2010                                                                      75,322
                                                                                              -------------
                                                                                                  1,833,157

Communication Services (0.1%)
-----------------------------------------------------------------------------------------------------------
         99,667  Consolidated Communications bank term
                 loan FRN Ser. B, 4.6079s, 2012                                                     100,414
        148,500  Dobson Communications Corp. bank term
                 loan FRN 5.3827s, 2010                                                             147,869
        347,375  Nextel bank term loan FRN Ser. E,
                 4.1875s, 2010                                                                      348,316
        110,000  PanAmSat Corp. bank term loan FRN Ser.
                 B, 4.66s, 2011                                                                     110,575
        268,125  Qwest Communications International, Inc.
                 bank term loan FRN Ser. A, 6 1/2s, 2007                                            278,323
         99,750  SBA Senior Finance, Inc. bank term loan
                 FRN 5.5398s, 2008                                                                  100,560
                                                                                              -------------
                                                                                                  1,086,057

Consumer Cyclicals (0.4%)
-----------------------------------------------------------------------------------------------------------
         84,124  Advance Stores bank term loan FRN Ser.
                 C, 5.5705s, 2007                                                                    84,194
        800,000  Borgata Resorts bank term loan FRN
                 4.58s, 2011                                                                        805,000
        226,047  Borgata Resorts bank term loan FRN Ser.
                 B, 4.1257s, 2007                                                                   227,460
        188,259  Coinmach Corp. bank term loan FRN Ser.
                 B, 4.6302s, 2009                                                                   189,906
        254,722  Dex Media West, LLC bank term loan FRN
                 Ser. B, 4.0952s, 2010                                                              258,225
        160,000  Goodyear Tire & Rubber Co. (The) bank
                 term loan FRN 6.43s, 2006                                                          161,850
        150,000  Goodyear Tire & Rubber Co. (The) bank
                 term loan FRN 4.6s, 2007                                                           151,453
        236,225  Hayes Lemmerz International, Inc. bank
                 term loan FRN 5.5586s, 2009                                                        238,809
        148,500  IESI Corp. bank term loan FRN 4.6111s,
                 2010                                                                               150,356
        244,444  Lamar Media bank term loan FRN 3.5313s,
                 2010                                                                               246,354
        100,000  Landsource bank term loan FRN Ser. B, 4
                 1/2s, 2010                                                                         101,500
        160,273  Penn National Gaming, Inc. bank term
                 loan FRN Ser. D, 4.4778s, 2010                                                     162,644
         49,525  Pinnacle Entertainment, Inc. bank term
                 loan FRN 4.84s, 2009                                                                50,144
        190,762  PRIMEDIA, Inc. bank term loan FRN Ser.
                 B, 4 3/4s, 2009                                                                    183,990
        369,472  RH Donnelley Finance Corp. bank term
                 loan FRN Ser. B, 3.86s, 2011                                                       374,668
        369,396  Scientific Gaming bank term loan FRN
                 Ser. C, 4.34s, 2008                                                                373,706
        140,000  Sealy Mattress Co. bank term loan FRN
                 Ser. C, 4.3196s, 2012                                                              141,808
        154,225  TRW Automotive bank term loan FRN Ser.
                 D-1, 4 1/8s, 2011                                                                  156,442
        220,000  WRC Media Corp. bank term loan FRN
                 6.7613s, 2009                                                                      218,488
                                                                                              -------------
                                                                                                  4,276,997

Consumer Staples (0.5%)
-----------------------------------------------------------------------------------------------------------
         47,522  Affinity Group Holdings bank term loan
                 FRN Ser. B1, 6.0069s, 2009                                                          47,977
        118,804  Affinity Group Holdings bank term loan
                 FRN Ser. B2, 5.975s, 2009                                                          119,943
        210,237  AMF Bowling Worldwide bank term loan FRN
                 Ser. B, 4.9681s, 2009                                                              211,419
      1,120,000  Century Cable Holdings bank term loan
                 FRN 6 3/4s, 2009                                                                 1,104,800
        319,200  Charter Communications Holdings,
                 LLC/Capital Corp. bank term loan FRN
                 Ser. B, 4.92s, 2011                                                                316,468
        154,685  Constellation Brands, Inc. bank term
                 loan FRN 3 1/2s, 2008                                                              155,127
        238,490  Del Monte Foods Co. bank term loan FRN
                 Ser. B, 3.9628s, 2010                                                              242,440
        202,350  DirecTV bank term loan FRN Ser. B-2,
                 3.8842s, 2010                                                                      205,031
         20,355  Dole Food Co. bank term loan FRN Ser. D,
                 4.3855s, 2009                                                                       20,618
        160,000  Dole Holding Co. bank term loan FRN 7s,
                 2010                                                                               162,100
        104,213  Insight Midwest LP/Insight Capital, Inc.
                 bank term loan FRN 4 3/4s, 2009                                                    105,616
        240,000  MGM bank term loan FRN Ser. B, 4.48s,
                 2011                                                                               240,660
        465,000  Olympus Cable bank term loan FRN Ser. B,
                 6 3/4s, 2010                                                                       457,299
        144,309  Rayovac Corp. bank term loan FRN Ser.
                 Cc, 4.2584s, 2009                                                                  146,354
        292,515  Roundy's bank term loan FRN 3.8476s,
                 2009                                                                               295,075
        127,010  Six Flags, Inc. bank term loan FRN Ser.
                 B, 4.34s, 2009                                                                     127,724
        229,374  Sum Media bank term loan FRN Ser. B,
                 3.684s, 2009                                                                       230,736
        398,000  Warner Music Group bank term loan FRN
                 Ser. B, 4.5345s, 2011                                                              403,188
                                                                                              -------------
                                                                                                  4,592,575

Energy (--%)
-----------------------------------------------------------------------------------------------------------
        240,000  Dresser, Inc. bank term loan FRN 5.19s,
                 2010                                                                               243,600
         83,781  Magellan Midstream Holdings bank term
                 loan FRN 4.65s, 2008                                                                84,829
        121,894  Peabody Energy Corp. bank term loan FRN
                 Ser. B, 5.5392s, 2010                                                              123,037
                                                                                              -------------
                                                                                                    451,466

Financial (--%)
-----------------------------------------------------------------------------------------------------------
        326,082  Hilb, Rogal & Hamilton Co. bank term
                 loan FRN Ser. B, 3 7/8s, 2007                                                      326,082

Health Care (0.2%)
-----------------------------------------------------------------------------------------------------------
        185,625  Beverly Enterprises, Inc. bank term loan
                 FRN 4.5103s, 2008                                                                  188,100
        160,000  Community Health Systems, Inc. bank term
                 loan FRN Ser. B, 3.54s, 2011                                                       160,429
        296,101  Concentra bank term loan FRN 4 3/4s,
                 2009                                                                               298,692
        494,335  DaVita, Inc. bank term loan FRN Ser. B,
                 3.9763s, 2009                                                                      500,051
        159,600  Fisher Scientific International, Inc.
                 bank term loan FRN Ser. B, 3.34s, 2011                                             160,747
        148,500  Hanger Orthopedic Group, Inc. bank term
                 loan FRN 5.475s, 2009                                                              147,015
        172,313  Kinetic Concepts, Inc. bank term loan
                 FRN Ser. B, 3.98s, 2011                                                            174,215
        203,672  Medex, Inc. bank term loan FRN Ser. B,
                 4.89s, 2009                                                                        205,878
                                                                                              -------------
                                                                                                  1,835,127

Transportation (--%)
-----------------------------------------------------------------------------------------------------------
        177,779  Pacer International, Inc. bank term loan
                 FRN 4.1318s, 2010                                                                  180,002

Utilities & Power (0.1%)
-----------------------------------------------------------------------------------------------------------
        238,502  Allegheny Energy, Inc. bank term loan
                 FRN Ser. C, 5.5393s, 2011                                                          239,396
        169,756  Teton Power Funding bank term loan FRN
                 5.16s, 2011                                                                        172,091
        160,000  Unisource Energy bank term loan FRN Ser.
                 B, 5.652s, 2011                                                                    157,900
        162,944  Williams Products bank term loan FRN
                 Ser. C, 4.37s, 2007                                                                165,116
                                                                                              -------------
                                                                                                    734,503
                                                                                              -------------
                 Total Senior loans  (cost $16,722,351)                                         $17,043,401

Common stocks (0.6%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
          2,767  AboveNet, Inc. (NON) (S)                                                           $67,792
          3,074  Alderwoods Group, Inc. (NON)                                                        31,140
      1,005,000  AMRESCO Creditor Trust (acquired
                 6/17/99, cost $174,438) (RES)(NON)(R)                                                1,005
             19  Arch Wireless, Inc. Class A (NON)                                                      543
          2,452  Archibald Candy Corp.                                                                    2
          1,522  Birch Telecom, Inc. (NON)                                                               15
            643  Comdisco Holding Co., Inc. (S)                                                      14,307
      3,390,037  Contifinancial Corp. Liquidating Trust
                 Units                                                                               50,851
         21,241  Covad Communications Group, Inc. (NON)
                 (S)                                                                                 31,862
          1,529  Genesis HealthCare Corp. (NON)                                                      46,910
         64,253  Globix Corp. (NON) (S)                                                             167,058
        750,000  iPCS Escrow, Inc. (NON)                                                                750
         17,455  iPCS, Inc. (NON)                                                                   349,973
            282  Knology, Inc. (NON)                                                                    843
            147  Leucadia National Corp. (S)                                                          8,695
          9,031  Lodgian, Inc. (NON)                                                                 93,019
        160,000  Loewen Group International, Inc. (NON)                                                  16
          1,112  Polymer Group, Inc. Class A (NON)                                                   13,666
          2,502  PSF Group Holdings, Inc. 144A Class A
                 (NON)                                                                            3,753,720
         74,020  Regal Entertainment Group                                                        1,473,738
            368  Sterling Chemicals, Inc. (NON)                                                       9,053
          1,195  Sun Healthcare Group, Inc. (NON) (S)                                                 8,843
      1,292,251  VFB LLC (acquired various dates from
                 6/22/99 to 12/8/03, cost $955,585)
                 (RES)(NON)                                                                         245,528
          6,378  Washington Group International, Inc.
                 (NON)                                                                              222,401
                                                                                              -------------
                 Total Common stocks  (cost $18,688,575)                                         $6,591,730

Brady bonds (0.4%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
     $2,350,000  Argentina (Government of) FRB Ser. L-GL,
                 2.438s, 2023                                                                    $1,269,000
      1,107,353  Brazil (Federal Republic of) FRB Ser.
                 18YR, 3 1/8s, 2012                                                               1,015,332
        591,176  Brazil (Federal Republic of) govt.
                 guaranty FRB Ser. RG, 3 1/8s, 2012                                                 542,050
        985,000  Peru (Republic of) coll. FLIRB Ser.
                 20YR, 4 1/2s, 2017                                                                 876,650
        853,600  Peru (Republic of) FRB Ser. PDI, 5s,
                 2017                                                                               781,044
                                                                                              -------------
                 Total Brady bonds  (cost $3,944,259)                                            $4,484,076

Preferred stocks (0.4%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
          8,279  Avecia Group PLC $4.00 pfd. (acquired
                 various dates from 12/3/03 to 1/26/04,
                 cost $119,710) (United Kingdom)
                 (RES)(PIK)                                                                        $182,138
         15,119  Doane Pet Care Co. $7.125 pfd.                                                     676,575
             38  Dobson Communications Corp. 13.00% pfd.
                 (PIK)                                                                               14,440
            540  First Republic Capital Corp. 144A 10.50%
                 pfd.                                                                               556,200
         17,777  iStar Financial, Inc. $1.95 cum. pfd.
                 (R)                                                                                460,424
            132  Paxson Communications Corp. 14.25% cum.
                 pfd. (PIK) (S)                                                                   1,003,200
          1,234  Rural Cellular Corp. Ser. B, 11.375%
                 cum. pfd. (PIK)                                                                  1,024,220
                                                                                              -------------
                 Total Preferred stocks  (cost $4,064,620)                                       $3,917,197

Convertible preferred stocks (0.2%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
         12,672  Crown Castle International Corp. $3.125
                 cum. cv. pfd.                                                                     $601,920
          7,495  Omnicare, Inc. $2.00 cv. pfd.                                                      345,707
             91  Paxson Communications Corp. 144A 9.75%
                 cv. pfd. (PIK)                                                                     500,500
          9,530  Williams Cos., Inc. (The) 144A $2.75 cv.
                 pfd.                                                                               690,925
                                                                                              -------------
                 Total Convertible preferred stocks  (cost $2,114,775)                           $2,139,052

Warrants  (0.1%) (a) (NON)
-----------------------------------------------------------------------------------------------------------
Number of warrants                                                            Expiration date     Value
-----------------------------------------------------------------------------------------------------------
          1,178  AboveNet, Inc.                                                   9/8/2010           $6,773
          1,001  AboveNet, Inc.                                                   9/8/2008            6,506
          1,420  Dayton Superior Corp. 144A                                       6/15/2009               1
          1,654  Huntsman Co., LLC 144A                                           5/15/2011         380,420
            694  MDP Acquisitions PLC 144A                                        10/1/2013          27,760
            550  Mikohn Gaming Corp. 144A                                         8/15/2008             660
            560  ONO Finance PLC 144A (United Kingdom)                            2/15/2011               6
            570  Pliant Corp. 144A                                                6/1/2010                6
            690  Travel Centers of America, Inc. 144A                             5/1/2009            3,450
          2,310  Ubiquitel, Inc. 144A                                             4/15/2010               1
          3,937  Washington Group International, Inc.
                 Ser. A                                                           1/25/2006          32,480
          4,500  Washington Group International, Inc.
                 Ser. B                                                           1/25/2006          28,125
          2,432  Washington Group International, Inc.
                 Ser. C                                                           1/25/2006          12,160
            800  XM Satellite Radio Holdings, Inc. 144A                           3/15/2010          53,600
                                                                                              -------------
                 Total Warrants  (cost $986,701)                                                   $551,948

Units (--%) (a)
-----------------------------------------------------------------------------------------------------------
Number of units                                                                                       Value
-----------------------------------------------------------------------------------------------------------
      1,250,000  Morrison Knudsen Corp., 2032                                                       $76,563
            951  XCL Equity Units                                                                   422,079
                                                                                              -------------
                 Total Units  (cost $2,519,319)                                                    $498,642

Convertible bonds and notes (--%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
     $3,080,000  Cybernet Internet Services
                 International, Inc. 144A cv. sr. disc.
                 notes 13s, 2009 (Denmark) (In default)
                 (NON)                                                                                  $31
        380,000  WCI Communities, Inc. cv. sr. sub. notes
                 4s, 2023                                                                           421,800
                                                                                              -------------
                 Total Convertible bonds and notes  (cost $2,973,322)                              $421,831

U.S. Government and Agency Mortgage Obligations (15.8%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
        $19,026  Federal Home Loan Mortgage Corporation 7
                 1/2s, March 1, 2026                                                                $20,530
                 Federal National Mortgage Association
                 Pass-Through Certificates
        133,181  7 1/2s, with due dates from October 1,
                 2022 to January 1, 2030                                                            143,054
      3,631,166  6 1/2s, with due dates from April 1,
                 2024 to September 1, 2034                                                        3,829,876
        104,483  6 1/2s, April 1, 2016                                                              110,417
     97,200,000  6 1/2s, TBA, November 1, 2034                                                  102,181,500
        206,610  5s, June 1, 2019                                                                   211,186
     49,000,000  5s, TBA, November 1, 2019                                                       49,995,313
      4,977,014  4 1/2s, with due dates from August 1,
                 2033 to June 1, 2034                                                             4,842,478
                                                                                              -------------
                 Total U.S. Government and Agency Mortgage Obligations
                 (cost $160,396,924)                                                           $161,334,354

U.S. Treasury Obligations (13.1%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
                 U.S. Treasury Bonds
    $21,600,000  7 1/2s, November 15, 2016                                                      $27,972,000
     33,514,000  6 1/4s, May 15, 2030                                                            40,305,820
     12,260,000  6 1/4s, August 15, 2023                                                         14,484,040
                 U.S. Treasury Notes
     22,594,000  4 1/4s, August 15, 2013                                                         23,095,304
     13,910,000  3 1/4s, August 15, 2008                                                         14,023,019
      6,273,000  1 1/8s, June 30, 2005                                                            6,231,833
     20,460,000  U.S. Treasury Strip zero %, November 15,
                 2024                                                                             7,436,496
                                                                                              -------------
                 Total U.S. Treasury Obligations  (cost $127,560,819)                          $133,548,512

Short-term investments (18.3%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $168,323,341 Putnam Prime Money Market Fund (e)                                            $168,323,341
     10,000,000  Sheffield Receivables Corp., 1.83%,
                 November 15, 2004                                                                9,992,883
      5,000,000  Wells Fargo Bank N.A., 1.8%, November
                 15, 2004                                                                         5,000,000
      1,900,000  U.S. Treasury Bill zero %, November 1,
                 2004 (SEG)                                                                       1,899,759
      1,039,538  Short-term investments held as
                 collateral for loaned securities with
                 yields ranging from 1.75% to 2.03% and
                 due dates ranging from November 1, 2004
                 to December 6, 2004 (d)                                                          1,039,191
                                                                                              -------------
                 Total Short-term investments  (cost $186,255,174)                             $186,255,174
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $1,144,194,172)(b)                                  $1,162,123,520
-----------------------------------------------------------------------------------------------------------



Forward currency contracts to buy at October 31, 2004 (Unaudited)
(aggregate face value $94,301,161)
                                     Aggregate      Delivery      Unrealized
                          Value     face value          date    appreciation
----------------------------------------------------------------------------
Australian Dollar   $13,392,249    $12,905,347      12/15/04        $486,902
British Pound        35,329,922     34,515,100      12/15/04         814,822
Danish Krone          1,720,070      1,633,839      12/15/04          86,231
Japanese Yen         40,927,359     39,774,947      12/15/04       1,152,412
Norwegian Krone         555,189        511,753      12/15/04          43,436
Polish Zloty            679,455        625,543      12/15/04          53,912
Swiss Franc           1,939,795      1,822,591      12/15/04         117,204
Taiwan Dollar         2,550,028      2,512,041      12/15/04          37,987
----------------------------------------------------------------------------
                                                                  $2,792,906
----------------------------------------------------------------------------


Forward currency contracts to sell at October 31, 2004 (Unaudited)
(aggregate face value $83,714,324)
                                    Aggregate      Delivery       Unrealized
                         Value     face value          date     depreciation
----------------------------------------------------------------------------
Australian Dollar   $2,767,585     $2,729,572      12/15/04         $(38,013)
British Pound        3,895,909      3,807,392      12/15/04          (88,517)
Canadian Dollar      1,437,738      1,325,166      12/15/04         (112,572)
Euro                56,799,958     54,253,886      12/15/04       (2,546,072)
Japanese Yen            27,182         26,169      12/15/04           (1,013)
New Zealand Dollar  10,766,316     10,204,876      12/15/04         (561,440)
Swedish Krona       10,793,123     10,116,445      12/15/04         (676,678)
Swiss Franc          1,307,876      1,250,818      12/15/04          (57,058)
----------------------------------------------------------------------------
                                                                 $(4,081,363)
----------------------------------------------------------------------------


Futures contracts outstanding at October 31, 2004 (Unaudited)
                                                                   Unrealized
                                          Aggregate  Expiration  appreciation/
                               Value     face value        date (depreciation)
----------------------------------------------------------------------------
CBT Interest Rate
Swap 10yr (Long)          $2,575,281     $2,501,665      Dec-04      $73,616
Euro-Bobl 5 yr
(Long)                    19,430,672     19,131,843      Dec-04      298,829
Euro-Bund 10 yr
(Long)                    21,566,727     21,045,255      Dec-04      521,472
Japanese Government
Bond 10 yr (Long)         48,144,956     47,745,094      Dec-04      399,862
Japanese Government
Bond 10 yr (Long)          9,372,139      9,248,307      Dec-04      123,832
U.S. Treasury Bond
(Short)                   26,867,125     26,540,625      Dec-04     (326,500)
U.S. Treasury Note
10 yr (Long)               9,312,125      9,209,577      Dec-04      102,548
U.S. Treasury Note
5 yr (Short)              62,370,000     61,763,078      Dec-04     (606,922)
----------------------------------------------------------------------------
                                                                    $586,737
----------------------------------------------------------------------------


TBA sale commitments outstanding at October 31, 2004 (Unaudited)
(proceeds receivable $522,969)
                                    Principal     Settlement
Agency                                 amount           date           Value
----------------------------------------------------------------------------
FNMA, 6 1/2s, November 1, 2034       $500,000       11/15/04        $525,625
----------------------------------------------------------------------------


Credit default contracts outstanding at October 31, 2004 (Unaudited)
                                                                  Unrealized
                                                      Notional  appreciation/
                                                        amount (depreciation)
----------------------------------------------------------------------------
Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on which
the notional amount is reduced to
zero or the date on which the
assets securing the reference
obligation are liquidated, the fund
receives a payment of the
outstanding notional amount times
2.35% and the fund pays in the
event of a credit default in one of
the underlying securities in the
basket of BB CMBS securities.                       $1,604,741       $24,176

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on which
the notional amount is reduced to
zero or the date on which the
assets securing the reference
obligation are liquidated, the fund
receives a payment of the
outstanding notional amount times
2.55625% and the fund pays in the
event of a credit default in one of
the underlying securities in the
basket of BB CMBS securities.                        1,604,741         8,365

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on which
the notional amount is reduced to
zero or the date on which the
assets securing the reference
obligation are liquidated, the fund
receives a payment of the
outstanding notional amount times
2.4625% and the fund pays in the
event of a credit default in one of
the underlying securities in the
basket of BB CMBS securities.                          802,370        14,313

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on which
the notional amount is reduced to
zero or the date on which the
assets securing the reference
obligation are liquidated, the fund
receives a payment of the
outstanding notional amount times
2.433% and the fund pays in the
event of a credit default in one of
the underlying securities in the
basket of BB CMBS securities.                          601,778        11,438

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on which
the notional amount is reduced to
zero or the date on which the
assets securing the reference
obligation are liquidated, the fund
receives a payment of the
outstanding notional amount times
2.475% and the fund pays in the
event of a credit default in one of
the underlying securities in the
basket of BB CMBS securities.                          401,185         4,290

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on which
the notional amount is reduced to
zero or the date on which the
assets securing the reference
obligation are liquidated, the fund
receives a payment of the
outstanding notional amount times
2.5% and the fund pays in the event
of a credit default in one of the
underlying securities in the basket
of BB CMBS securities.                                 200,593         8,233

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on which
the notional amount is reduced to
zero or the date on which the
assets securing the reference
obligation are liquidated, the fund
receives a payment of the
outstanding notional amount times
2.6% and the fund pays in the event
of a credit default in one of the
underlying securities in the basket
of BB CMBS securities.                                 200,593        (5,327)
----------------------------------------------------------------------------
                                                                     $65,488
----------------------------------------------------------------------------


Interest rate swap contracts outstanding at October 31, 2004 (Unaudited)

                                                                  Unrealized
                                         Notional  Termination  appreciation/
                                           amount         date (depreciation)
----------------------------------------------------------------------------
Agreement with Bank of America,
N.A. dated March 25, 2004 to pay
semi-annually the notional amount
multiplied by 3.075% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR.                             23,700,000      3/30/09      $466,712

Agreement with Bank of America,
N.A. dated January 22, 2004 to pay
semi-annually the notional amount
multiplied by 1.97375% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR.                             17,400,000      1/26/06        54,517

Agreement with Bank of America,
N.A. dated December 2,  2003 to pay
semi-annually the notional amount
multiplied by 2.444% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR.                              8,912,000      12/5/05       (52,752)

Agreement with Bank of America,
N.A. dated January 22, 2004 to pay
semi-annually the notional amount
multiplied by 4.35% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR.                              5,500,000      1/27/14       (49,101)

Agreement with Credit Suisse First
Boston International dated July 7,
2004 to pay semi-annually the
notional amount multiptied by
4.945% and receive quarterly the
notional amount multiplied by the
three month USD-LIBOR.                  8,099,800       7/9/14      (457,226)

Agreement with Credit Suisse First
Boston International dated July 7,
2004 to receive semi-annually the
notional amount multiptied by
2.931% and pay quarterly the
notional amount multiplied by the
three month USD-LIBOR.                  7,174,500       7/9/06        73,437

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 22, 2004 to pay
semi-annually the notional amount
multiplied by 1.955% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR-BBA.                         17,400,000      1/26/06        57,292

Agreement with Lehman Brothers
Special Financing, Inc. dated
December 9, 2003 to receive
semi-annually the notional amount
multiptied by 4.641% and pay
quarterly the notional amount
multiplied by the three month
USD-LIBOR-BBA.                         12,964,000     12/15/13       475,819

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 22, 2004 to pay
semi-annually the notional amount
multiplied by 4.3375% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR-BBA.                          5,500,000      1/26/14       (45,620)

Agreement with Merrill Lynch
Capital Services, Inc. dated
September 27, 2002 to receive
semi-annually the notional amount
multiplied by the six month
JPY-LIBOR-BBA and pay semi-annually
the notional amount multiplied by
0.399%.                         JPY 3,417,000,000      10/1/07     1,805,526

Agreement with Merrill Lynch
Capital Services, Inc. dated
November 17, 2000 to pay
semi-annually the notional  amount
multiplied by the three month
USD-LIBOR-BBA and receive  the
notional amount multiplied by
6.68%.                                 $9,000,000     11/21/05       618,823

Agreement with UBS, AG dated April
23, 2004 to receive annually the
notional amount multiplied by 3.49%
and pay quarterly the notional
amount multiplied by the three
month SEK-STIBOR-SIDE.          SEK   555,000,000      4/27/06    $7,635,196
----------------------------------------------------------------------------
                                                                 $10,582,623
----------------------------------------------------------------------------

      NOTES

  (a) Percentages indicated are based on net assets of $1,018,725,945.

  (b) The aggregate identified cost on a tax basis is $1,145,892,416, resulting in gross unrealized appreciation and depreciation of $1,159,386,210 and $1,143,155,106, respectively, or net unrealized appreciation of $16,231,104.

  (c) Senior loans are exempt from registration under the Security Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. Theses loans pay interest at rates which adjust periodically. The interest rate shown for senior loans are the current interest rates at October 31, 2004. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at October 31, 2004 was $428,671 or 0.04% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at October 31, 2004.

  (R) Real Estate Investment Trust.

  (S) Securities on loan, in part or in entirety, at October 31, 2004.

  (d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At October 31, 2004, the value of securities loaned amounted to $999,306. The fund received cash collateral of $1,039,191 which is pooled with collateral of other Putnam funds into 23 issuers of high grade short-term investments.

  (e) The fund invests in the Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $514,110 for the period ended October 31, 2004.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      TBA after the name of a security represents to be announced securities.

      FLIRB represents Front Loaded Interest Reduction Bond.

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at October 31, 2004.

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

      Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

      Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

      Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
      The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

      The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as an addition to cost of investments.

      Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract.
      Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund's exposure to interest rates. Interest rate swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counter party, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund's books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund's books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of asses and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund's portfolio.

      TBA purchase commitments The fund may enter into "TBA" (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time.
      Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under "Security valuation" above.
      The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss.

      Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

      TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

      Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund's portfolio.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com


Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: December 28, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: December 28, 2004



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: December 28, 2004